UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2014

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 96.20%

CONVERTIBLE BOND 0.09%

Metals & Minerals: Miscellaneous

Stillwater Mining Co. (cost $10,441)	1.75%	10/15/2032	$8	$10,470

CORPORATE BONDS 94.95%

Automotive 1.84%

Hyundai Capital America†	2.875%	8/9/2018	200	204,010

Banks: Diversified 14.38%

Banco Bradesco SA†	5.75%	3/1/2022	200	205,750
Banco GNB Sudameris SA (Colombia)†(a)	7.50%	7/30/2022	100	103,500
Banco Mercantil del Norte SA (Mexico)(a)	4.375%	7/19/2015	48	49,920
ICICI Bank Ltd. (Hong Kong)†(a)	5.75%	11/16/2020	200	213,617
Korea Development Bank (The) (South Korea)(a)	3.00%	3/17/2019	200	205,118
Korea Finance Corp. (South Korea)(a)	2.875%	8/22/2018	200	205,509
Malayan Banking Bhd (Malaysia)(a)	3.25%	9/20/2022	200	199,578
National Savings Bank (Sri Lanka)(a)	8.875%	9/18/2018	200	224,000
Sberbank of Russia Via SB Capital SA (Luxembourg)†(a)	5.50%	2/26/2024	200	187,750
Total				1,594,742

Broadcasting 0.43%

Clear Channel Communications, Inc.	5.50%	12/15/2016	50	48,000

Business Services 3.64%

Cielo SA/Cielo USA, Inc. (Brazil)†(a)	3.75%	11/16/2022	200	186,750
DP World Ltd. (United Arab Emirates)†(a)	6.85%	7/2/2037	200	217,300
Total				404,050

Chemicals 2.06%

Grupo Idesa SA de CV (Mexico)†(a)	7.875%	12/18/2020	200	208,750
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC	9.00%	11/15/2020	20	19,900
Total				228,650

Computer Service 0.37%

Ceridian Corp.	11.25%	11/15/2015	15	15,150
First Data Corp.	11.75%	8/15/2021	25	26,375
Total				41,525

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified 1.90%

Hutchison Whampoa International 11 Ltd.†	3.50%	1/13/2017	$200	$210,613

Drugs 1.75%

CFR International SpA (Chile)†(a)	5.125%	12/6/2022	200	194,201

Electric: Power 6.97%

AES El Salvador Trust II (Panama)†(a)	6.75%	3/28/2023	200	187,000
Empresas Publicas de Medellin, ESP (Columbia)†(a)	7.625%	7/29/2019	150	179,250
Korea Western Power Co., Ltd. (South Korea)†(a)	2.875%	10/10/2018	200	203,501
Perusahaan Listrik Negara PT (Indonesia)†(a)	5.50%	11/22/2021	200	203,000
Total				772,751

Entertainment 0.20%

Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	20	22,300

Financial Services 1.89%

Comcel Trust†	6.875%	2/6/2024	200	209,750

Financial: Miscellaneous 0.10%

First Cash Financial Services, Inc.†	6.75%	4/1/2021	11	11,303

Food 1.91%

ESAL GmbH (Austria)†(a)	6.25%	2/5/2023	200	190,000
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc. (Greece)†(a)	9.875%	2/1/2020	20	21,350
Total				211,350

Food/Beverage 2.84%

JBS Investmets GmbH (Austria)†(a)	7.25%	4/3/2024	200	200,000
Sigma Alimentos SA de CV (Mexico)†(a)	6.875%	12/16/2019	100	114,750
Total				314,750

Gaming 0.20%

Mohegan Tribal Gaming Authority	9.75%	9/1/2021	20	22,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Household Equipment/Products 1.66%

Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(a)	4.25%	5/9/2020	$200	$184,500

Investment Management Companies 1.74%

Grupo Aval Ltd.	4.75%	9/26/2022	200	193,500

Jewelry, Watches & Gemstones 1.92%

ALROSA Finance SA (Luxembourg)†(a)	7.75%	11/3/2020	200	213,000

Leasing 0.93%

Jurassic Holdings III, Inc.†	6.875%	2/15/2021	100	103,250

Machinery: Agricultural 1.74%

Comfeed Finance BV (Netherlands)†(a)	6.00%	5/2/2018	200	193,000

Media 5.71%

Columbus International, Inc. (Barbados)†(a)	7.375%	3/30/2021	200	206,250
Myriad International Holdings BV (Netherlands)†(a)	6.00%	7/18/2020	200	218,000
VTR Finance BV (Netherlands)†(a)	6.875%	1/15/2024	200	208,500
Total				632,750

Metals & Minerals: Miscellaneous 1.68%

Cia Minera Milpo SAA (Peru)†(a)	4.625%	3/28/2023	200	185,750

Oil 12.05%

Dolphin Energy Ltd. (United Arab Emirates)†(a)	5.50%	12/15/2021	200	226,250
GeoPark Latin America Ltd. Agencia en Chile (Chile)†(a)	7.50%	2/11/2020	200	208,000
Petroleos de Venezuela SA (Venezuela)†(a)	6.00%	11/15/2026	50	27,375
Petroleos de Venezuela SA (Venezuela)(a)	8.50%	11/2/2017	90	75,600
Petronas Capital Ltd. (Malaysia)†(a)	5.25%	8/12/2019	100	112,846
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	6.75%	9/30/2019	250	298,462
Reliance Holdings USA, Inc.†	5.40%	2/14/2022	200	209,782
Rosneft Oil Co via Rosneft International Finance Ltd. (Ireland)†(a)	4.199%	3/6/2022	200	178,000
Total				1,336,315

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Oil: Integrated Domestic 0.14%

Pioneer Energy Services Corp.	9.875%	3/15/2018		$15	$15,826

Oil: Integrated International 2.06%

Petroleos Mexicanos (Mexico)(a)	5.50%	6/27/2044		100	97,000
YPF SA (Argentina)†(a)	8.875%	12/19/2018		125	131,094
Total					228,094

Restaurants 0.32%

Enterprise Inns plc(b)	6.875%	2/15/2021	GBP	20	35,010

Retail 0.20%

Hot Topic, Inc.†	9.25%	6/15/2021		$20	21,700

Steel 2.38%

Severstal OAO Via Steel Capital SA (Luxembourg)†(a)	6.25%	7/26/2016		200	207,276
Vale Overseas Ltd. (Brazil)(a)	6.25%	1/23/2017		50	56,121
Total					263,397

Technology 1.85%

Baidu, Inc. (China)(a)	3.25%	8/6/2018		200	204,714

Telecommunications 8.76%

Altice Finco SA (Luxembourg)†(a)	8.125%	1/15/2024		200	216,500
Avanti Communications Group plc (United Kingdom)†(a)	10.00%	10/1/2019		20	21,400
Bharti Airtel International Netherlands BV (Netherlands)†(a)	5.125%	3/11/2023		200	199,750
Mobile Telesystems OJSC via MTS International Funding Ltd. (Ireland)†(a)	8.625%	6/22/2020		100	114,500
Ooredoo International Finance Ltd.†	3.25%	2/21/2023		200	188,250
PCCW-HKT Capital No. 4 Ltd.	4.25%	2/24/2016		200	210,465
Wind Acquisition Holdings Finance SA PIK (Italy)†(a)	12.25%	7/15/2017		20	21,050
Total					971,915

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation: Miscellaneous 3.68%

Kazakhstan Temir Zholy Finance BV (Netherlands)†(a)	6.95%	7/10/2042	$200	$204,500
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(a)	5.875%	8/12/2020	200	203,500
Total				408,000

Utilities 1.88%

Hrvatska Elektroprivreda (Croatia)†(a)	6.00%	11/9/2017	200	209,000

Utilities: Electrical 3.80%

Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	3.625%	1/12/2023	200	197,250
Israel Electric Corp. Ltd. (Israel)†(a)	7.25%	1/15/2019	200	224,250
Total				421,500

Utilities: Miscellaneous 1.97%

Inkia Energy Ltd. (Peru)†(a)	8.375%	4/4/2021	200	218,000
Total Corporate Bonds (cost $10,346,800)				10,529,616

FOREIGN GOVERNMENT OBLIGATION(a) 0.32%

Belize

Republic of Belize† (cost $32,554)	5.00%	2/20/2038	50	35,312

MUNICIPAL BOND 0.84%

General Obligation

PR Comwlth GO (cost $93,005)	8.00%	7/1/2035	100	93,406

SHORT-TERM INVESTMENT 2.24%

REPURCHASE AGREEMENT

Repurchase Agreement dated 3/31/2014, Zero Coupon due 4/1/2014 with Fixed Income Clearing Corp. collateralized by $260,000 of U.S. Treasury Note at 0.625% due 11/30/2017; value: $254,345; proceeds: $248,109 (cost $248,109)			248	248,109

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2014

Investments	Fair Value
Total Investments in Securities 98.44% (cost $10,730,909)	10,916,913
Foreign Cash and Other Assets in Excess of Liabilities(c) 1.56%	173,143
Net Assets 100.00%	$11,090,056

GBP	British pound.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at March 31, 2014:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	Credit Suisse	4/17/2014	16,000	$26,158	$26,671	$(514)
British pound	Sell	Morgan Stanley	4/17/2014	5,000	8,165	8,335	(169)

Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(683)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2014

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Convertible Bond	$—	$10,470	$—	$10,470
Corporate Bonds	—	10,529,616	—	10,529,616
Foreign Government Obligation	—	35,312	—	35,312
Municipal Bond	—	93,406	—	93,406
Repurchase Agreement	—	248,109	—	248,109
Total	$—	$10,916,913	$—	$10,916,913
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(683)	—	(683)
Total	$—	$(683)	$—	$(683)

(1)	Refer to note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended March 31, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 84.76%

ASSET-BACKED SECURITIES 14.40%

Automobiles 6.82%

Ally Auto Receivables Trust 2012-5 A3	0.62%	3/15/2017	$1,020	$1,021,847
AmeriCredit Automobile Receivables Trust 2011-4 A3	1.17%	5/9/2016	480	480,922
AmeriCredit Automobile Receivables Trust 2012-3 A2	0.71%	12/8/2015	34	34,191
AmeriCredit Automobile Receivables Trust 2012-4 A2	0.49%	4/8/2016	229	228,904
AmeriCredit Automobile Receivables Trust 2012-4 A3	0.67%	6/8/2017	625	626,032
AmeriCredit Automobile Receivables Trust 2012-5 A3	0.62%	6/8/2017	1,600	1,601,127
AmeriCredit Automobile Receivables Trust 2013-1 A3	0.61%	10/10/2017	2,170	2,170,856
AmeriCredit Automobile Receivables Trust 2013-1 B	1.07%	3/8/2018	257	256,886
AmeriCredit Automobile Receivables Trust 2013-3 B	1.58%	9/10/2018	250	251,002
AmeriCredit Automobile Receivables Trust 2013-4 A2	0.74%	11/8/2016	1,470	1,471,629
AmeriCredit Automobile Receivables Trust 2013-5 A2A	0.65%	3/8/2017	445	445,666
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	560	561,505
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	535	538,662
California Republic Auto Receivables Trust 2013-2 A2	1.23%	3/15/2019	570	571,396
California Republic Auto Receivables Trust 2014-1 A3	0.85%	5/15/2018	170	170,151
Capital Auto Receivables Asset Trust 2013-1 A1	0.47%	3/20/2015	383	383,378
Capital Auto Receivables Asset Trust 2013-1 A2	0.62%	7/20/2016	938	938,902
Capital Auto Receivables Asset Trust 2014-1 A2	0.96%	4/20/2017	1,905	1,908,337
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	1,027	1,033,581
CarMax Auto Owner Trust 2013-4 A3	0.80%	7/16/2018	450	450,437
CFC 2012-1 LLC 2014-1A A†	1.46%	12/17/2018	250	249,970
Chrysler Capital Auto Receivables Trust 2013-AA A3†	0.91%	4/16/2018	440	441,609
Ford Credit Auto Lease Trust 2013-B A3	0.76%	9/15/2016	500	501,147
Ford Credit Auto Owner Trust 2013-D A3	0.67%	4/15/2018	1,007	1,008,299
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%	9/18/2017	1,100	1,101,771
Hyundai Auto Lease Securitization Trust 2013-A A3†	0.66%	6/15/2016	1,790	1,793,224
Hyundai Auto Receivables Trust 2013-B A3	0.71%	9/15/2017	1,565	1,570,148
Mercedes-Benz Auto Lease Trust 2013-A A2	0.49%	6/15/2015	1,171	1,171,908
Mercedes-Benz Auto Lease Trust 2013-B A3	0.62%	7/15/2016	570	570,435
Nissan Auto Lease Trust 2012-B A3	0.58%	11/16/2015	1,140	1,141,132
Nissan Auto Lease Trust 2013-A A3	0.61%	4/15/2016	1,558	1,560,750
Porsche Innovative Lease Owner Trust 2013-1 A3†	0.70%	8/22/2016	571	572,241
Santander Drive Auto Receivables Trust 2012-2 A3	1.22%	12/15/2015	351	351,060
Santander Drive Auto Receivables Trust 2012-4 A3	1.04%	8/15/2016	962	963,765
Santander Drive Auto Receivables Trust 2012-6 A3	0.62%	7/15/2016	910	910,397
Santander Drive Auto Receivables Trust 2013-1 A3	0.62%	6/15/2017	1,558	1,559,533

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Santander Drive Auto Receivables Trust 2013-2 A2	0.47%	3/15/2016	$387	$387,265
Santander Drive Auto Receivables Trust 2013-3 A2	0.55%	9/15/2016	348	348,337
Santander Drive Auto Receivables Trust 2013-3 B	1.19%	5/15/2018	420	421,495
Volkswagen Auto Loan Enhanced Trust 2012-2 A3	0.46%	1/20/2017	2,050	2,050,766
Volkswagen Auto Loan Enhanced Trust 2013-2 A3	0.70%	4/20/2018	900	899,566
World Omni Automobile Lease Securitization Trust 2013-A A2A	0.73%	5/16/2016	625	626,491
Total				35,346,720

Credit Cards 2.91%

American Express Credit Account Master Trust 2009-2 A	1.405%#	3/15/2017	1,200	1,205,481
Bank of America Credit Card Trust 2007-A10	0.225%#	12/15/2016	1,500	1,500,013
Bank of America Credit Card Trust 2007-A3	0.175%#	11/15/2016	750	749,939
Bank One Issuance Trust 2004-A3	0.325%#	2/15/2017	755	755,174
Chase Issuance Trust 2012-A1	0.255%#	5/16/2016	1,675	1,675,011
Citibank Credit Card Issuance Trust 2002-A4	0.406%#	6/7/2016	1,140	1,140,260
Citibank Omni Master Trust 2009-A14A†	2.905%#	8/15/2018	2,330	2,352,854
Dryrock Issuance Trust 2012-1 A	0.305%#	8/15/2017	1,000	999,510
GE Capital Credit Card Master Note Trust 2010-1 A	3.69%	3/15/2018	2,000	2,058,987
World Financial Network Credit Card Master Trust 2011-A	1.68%	8/15/2018	400	402,183
World Financial Network Credit Card Master Trust 2013-B A	0.91%	3/16/2020	2,250	2,244,031
Total				15,083,443

Other 4.67%

AMAC CDO Funding I 2006-1A A1†	0.43%#	11/23/2050	415	400,840
Ares VR CLO Ltd. 2006-5RA C†	0.986%#	2/24/2018	850	846,722
Avenue CLO VI Ltd. 2007-6A A2†	0.588%#	7/17/2019	500	482,388
Babson CLO, Inc. 2006-1A B†	0.629%#	7/15/2018	500	493,313
Divcore CLO 2013	4.055%	11/27/2032	1,000	1,001,562
Fairway Loan Funding Co. 2006-1A A3L†	0.898%#	10/17/2018	600	589,388
Fraser Sullivan CLO II Ltd. 2006-2A A2†	0.535%#	12/20/2020	500	489,733
Gannett Peak CLO Ltd. 2006-1A A2†	0.599%#	10/27/2020	400	393,488
HLSS Servicer Advance Receivables Backed Notes 2013-T2 A2†	1.147%	5/16/2044	500	498,425
HLSS Servicer Advance Receivables Backed Notes 2013-T3 A3†	1.793%	5/15/2046	500	492,314
HLSS Servicer Advance Receivables Backed Notes 2013-T3 B3†	2.14%	5/15/2046	750	739,371
HLSS Servicer Advance Receivables Backed Notes 2013-T6 AT6†	1.287%	9/15/2044	630	631,095
HLSS Servicer Advance Receivables Backed Notes 2013-T7 AT7†	1.981%	11/15/2046	1,650	1,652,468
HLSS Servicer Advance Receivables Trust 2013-T1 A2†	1.495%	1/16/2046	1,660	1,658,936
HLSS Servicer Advance Receivables Trust 2012-T2 A2†	1.99%	10/15/2045	750	755,566

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

JFIN CLO Ltd. 2007-1A A2†	0.477	%#	7/20/2021	$509	$502,123
JFIN Revolver CLO Ltd. 2013-1A A†	1.497	%#	1/20/2021	750	747,481
KKR Financial CLO 2007-1A B†	0.986	%#	5/15/2021	750	726,927
Liberty CLO Ltd. 2005-1A A1C†	0.488	%#	11/1/2017	745	743,328
Nationstar Mortgage Advance Receivables Trust 2013-T2A A2†	1.679%		6/20/2046	1,250	1,247,250
New Residential Advance Receivables Trust Advance Receivables Backed 2014-T2 AT2†	2.377%		3/15/2047	400	400,000
Red River CLO Ltd. 1A A†	0.508	%#	7/27/2018	635	629,419
SLM Student Loan Trust 2006-4 A4	0.319	%#	4/25/2023	536	535,881
SLM Student Loan Trust 2010-A 2A†	3.405	%#	5/16/2044	1,687	1,797,163
SLM Student Loan Trust 2011-1 A1(a)	0.674	%#	3/25/2026	934	937,349
SLM Student Loan Trust 2011-A A1†	1.155	%#	10/15/2024	625	628,413
SLM Student Loan Trust 2011-B A1†	1.005	%#	12/16/2024	817	820,151
SLM Student Loan Trust 2011-C A1†	1.555	%#	12/15/2023	308	310,531
SLM Student Loan Trust 2012-A A1†	1.555	%#	8/15/2025	635	643,592
SLM Student Loan Trust 2012-C A1†	1.255	%#	8/15/2023	786	790,766
SLM Student Loan Trust 2012-E A1†	0.905	%#	10/16/2023	311	311,326
SLM Student Loan Trust 2013-B A1†	0.805	%#	7/15/2022	715	716,383
Stone Tower CLO VI Ltd. 2007-6A A2B†	0.558	%#	4/17/2021	600	567,637
Total					24,181,329
Total Asset-Backed Securities (cost $74,602,034)					74,611,492

CORPORATE BONDS 39.27%

Aerospace & Defense 0.58%

Rockwell Collins, Inc.	0.583	%#	12/15/2016	3,000	3,003,657

Auto Parts & Equipment 0.73%

Continental Rubber of America Corp.†	4.50%		9/15/2019	2,000	2,130,000
Delphi Corp.	6.125%		5/15/2021	500	557,500
TRW Automotive, Inc.†	7.25%		3/15/2017	970	1,111,862
Total					3,799,362

Banking 7.65%

Abbey National Treasury Services plc (United Kingdom)(b)	1.819	%#	4/25/2014	500	500,515
AmSouth Bank	5.20%		4/1/2015	1,250	1,300,317
Associated Banc-Corp.	5.125%		3/28/2016	1,250	1,336,529
Bank of America Corp.	6.05%		5/16/2016	1,250	1,366,946

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banking (continued)

Bank of America Corp.	7.75%	8/15/2015	$811	$881,785
Bank of America Corp.	7.80%	9/15/2016	123	140,912
Bank of America Corp.	10.20%	7/15/2015	3,000	3,321,987
Bank of America NA	0.533%#	6/15/2017	3,333	3,281,388
Citigroup, Inc.	0.505%#	6/9/2016	4,050	4,002,773
Comerica Bank	8.375%	7/15/2024	250	255,363
Compagnie de Financement Foncier SA (France)†(b)	0.981%#	4/17/2014	1,300	1,300,263
Credit Suisse AG (Guernsey)†(b)	1.625%	3/6/2015	800	809,356
Export-Import Bank of Korea (South Korea)(b)	0.992%#	1/14/2017	1,000	1,006,187
Goldman Sachs Group, Inc. (The)	1.336%#	11/15/2018	3,000	3,030,360
Goldman Sachs Group, Inc. (The)	2.236%#	8/24/2016	250	256,281
Korea Development Bank (The) (South Korea)(b)	0.862%#	1/22/2017	1,000	1,001,945
Lloyds Bank plc (United Kingdom)(b)	9.875%	12/16/2021	350	418,075
Morgan Stanley	0.719%#	10/15/2015	2,000	2,001,708
Morgan Stanley	5.375%	10/15/2015	450	479,916
National City Bank	0.604%#	6/7/2017	990	983,140
Regions Financial Corp.	5.75%	6/15/2015	500	527,476
Regions Financial Corp.	7.75%	11/10/2014	1,000	1,042,235
Royal Bank of Scotland Group plc (United Kingdom)(b)	1.173%#	3/31/2017	2,000	2,003,820
Santander Holdings USA, Inc.	4.625%	4/19/2016	4,270	4,557,251
Wachovia Corp.	0.609%#	10/15/2016	3,000	2,990,664
Zions Bancorporation	4.00%	6/20/2016	832	866,508
Total				39,663,700

Brokerage 0.38%

Jefferies Group LLC	5.125%	4/13/2018	1,000	1,090,298
Jefferies Group LLC	5.50%	3/15/2016	500	538,830
Raymond James Financial, Inc.	8.60%	8/15/2019	250	316,667
Total				1,945,795

Building Materials 0.05%

Owens Corning, Inc.	6.50%	12/1/2016	250	276,226

Chemicals 0.80%

Rhodia SA (France)†(b)	6.875%	9/15/2020	1,650	1,811,457
Yara International ASA (Norway)†(b)	5.25%	12/15/2014	1,685	1,733,503

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)

Yara International ASA (Norway)†(b)	7.875%	6/11/2019	$500	$608,062
Total				4,153,022

Computer Hardware 0.36%

Brocade Communications Systems, Inc.	6.875%	1/15/2020	1,750	1,879,063

Consumer/Commercial/Lease Financing 1.23%

Air Lease Corp.	4.50%	1/15/2016	1,000	1,055,000
Air Lease Corp.	5.625%	4/1/2017	3,500	3,876,250
International Lease Finance Corp.†	7.125%	9/1/2018	1,250	1,459,375
Total				6,390,625

Consumer Products 0.39%

Avon Products, Inc.	2.375%	3/15/2016	2,000	2,033,304

Diversified Capital Goods 1.17%

Leucadia National Corp.	8.125%	9/15/2015	1,500	1,644,375
Smiths Group plc (United Kingdom)†(b)	6.05%	5/15/2014	1,500	1,507,980
Tyco Electronics Group SA (Luxemburg)(b)	6.55%	10/1/2017	2,530	2,927,954
Total				6,080,309

Electric: Distribution/Transportation 0.40%

Pepco Holdings, Inc.	2.70%	10/1/2015	750	767,118
PPL WEM Holdings Ltd. (United Kingdom)†(b)	3.90%	5/1/2016	1,000	1,050,905
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	240	254,389
Total				2,072,412

Electric: Integrated 2.29%

Cleveland Electric Illuminating Co. (The)	5.70%	4/1/2017	1,000	1,074,268
Dayton Power & Light Co. (The)†	1.875%	9/15/2016	250	253,727
Duquesne Light Holdings, Inc.	5.50%	8/15/2015	500	528,311
Entergy Corp.	3.625%	9/15/2015	2,085	2,158,830
Entergy Corp.	4.70%	1/15/2017	2,250	2,386,962
Exelon Generation Co. LLC	6.20%	10/1/2017	375	424,054
Jersey Central Power & Light Co.	5.625%	5/1/2016	1,375	1,491,914

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Integrated (continued)

Pennsylvania Electric Co.	6.05%	9/1/2017	$2,000	$2,207,646
Public Service Co. of New Mexico	7.95%	5/15/2018	1,125	1,342,629
Total				11,868,341

Energy: Exploration & Production 2.91%

Anadarko Petroleum Corp.	5.95%	9/15/2016	1,600	1,776,152
Canadian Natural Resources Ltd. (Canada)(b)	0.609%#	3/30/2016	3,000	3,000,015
Continental Resources, Inc.	7.125%	4/1/2021	1,125	1,274,063
Continental Resources, Inc.	7.375%	10/1/2020	1,225	1,379,656
Continental Resources, Inc.	8.25%	10/1/2019	1,750	1,887,812
Hrvatska Elektroprivreda (Croatia)†(b)	6.00%	11/9/2017	200	209,000
Noble Energy, Inc.	5.25%	4/15/2014	435	435,674
Petrohawk Energy Corp.	6.25%	6/1/2019	628	684,520
Plains Exploration & Production Co.	7.625%	4/1/2020	3,750	4,143,750
Plains Exploration & Production Co.	8.625%	10/15/2019	250	272,813
Total				15,063,455

Food & Drug Retailers 0.20%

Safeway, Inc.	5.625%	8/15/2014	1,000	1,014,796

Food: Wholesale 0.45%

Mondelez International, Inc.	0.757%#	2/1/2019	2,000	1,989,148
Wm. Wrigley Jr. Co.†	3.70%	6/30/2014	325	327,423
Total				2,316,571

Gas Distribution 2.41%

Copano Energy LLC/Copano Energy Finance Corp.	7.125%	4/1/2021	1,250	1,421,208
Crosstex Energy LP/Crosstex Energy Finance Corp.	7.125%	6/1/2022	2,250	2,640,937
Energy Transfer Partners LP	6.125%	2/15/2017	425	476,199
Energy Transfer Partners LP	8.50%	4/15/2014	800	802,096
Southeast Supply Header LLC†	4.85%	8/15/2014	1,500	1,520,196
Texas Gas Transmission LLC	4.60%	6/1/2015	2,500	2,597,532
TransCanada PipeLines Ltd. (Canada)(b)	0.914%#	6/30/2016	3,000	3,023,037
Total				12,481,205

Health Facilities 1.01%

Omega Healthcare Investors, Inc.	6.75%	10/15/2022	1,500	1,642,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities (continued)

Omega Healthcare Investors, Inc.	7.50%	2/15/2020	$2,053	$2,232,637
Quest Diagnostics, Inc.	3.20%	4/1/2016	1,300	1,354,889
Total				5,230,026

Health Services 0.85%

McKesson Corp.	0.635%#	9/10/2015	3,000	3,004,113
Medco Health Solutions, Inc.	7.125%	3/15/2018	1,200	1,417,086
Total				4,421,199

Hotels 1.06%

Host Hotels & Resorts LP	5.875%	6/15/2019	1,350	1,462,922
Host Hotels & Resorts LP	6.00%	11/1/2020	3,400	3,731,272
Wyndham Worldwide Corp.	6.00%	12/1/2016	292	325,699
Total				5,519,893

Integrated Energy 0.58%

Petrobras Global Finance BV (Netherlands)(b)	2.593%#	3/17/2017	3,000	3,018,750

Investments & Miscellaneous Financial Services 0.54%

Ares Capital Corp.	4.875%	11/30/2018	750	775,450
Kayne Anderson MLP Investment Co.	1.484%#	8/19/2016	2,000	2,005,842
Total				2,781,292

Life Insurance 0.26%

UnumProvident Finance Co. plc (United Kingdom)†(b)	6.85%	11/15/2015	1,250	1,354,185

Media: Cable 0.25%

Cox Communications, Inc.†	9.375%	1/15/2019	1,000	1,273,996

Media: Diversified 0.76%

NBCUniversal Enterprise, Inc.†	0.924%#	4/15/2018	3,901	3,927,788

Medical Products 0.27%

Hospira, Inc.	6.05%	3/30/2017	1,250	1,384,620

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) 2.25%

Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2014	$3,714	$3,718,650
Barrick Gold Corp. (Canada)(b)	2.90%	5/30/2016	375	388,498
Glencore Canada Corp. (Canada)(b)	5.50%	6/15/2017	500	548,197
Glencore Funding LLC†	1.394%#	5/27/2016	3,700	3,706,808
Glencore Funding LLC†	6.00%	4/15/2014	2,500	2,504,515
Xstrata Finance Canada Ltd. (Canada)†(b)	3.60%	1/15/2017	750	781,612
Total				11,648,280

Oil Field Equipment & Services 0.87%

National Oilwell Varco, Inc.	6.125%	8/15/2015	750	750,916
Noble Holding International Ltd.	3.45%	8/1/2015	1,500	1,549,650
Transocean, Inc.	6.00%	3/15/2018	2,000	2,226,110
Total				4,526,676

Pharmaceuticals 1.11%

Mylan, Inc.†	6.00%	11/15/2018	881	930,240
Mylan, Inc.†	7.875%	7/15/2020	2,629	2,947,956
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC	7.75%	9/15/2018	1,750	1,870,312
Total				5,748,508

Real Estate Investment Trusts 1.96%

ARC Properties Operating Partnership LP/Clark Acquisition LLC†	2.00%	2/6/2017	2,500	2,502,460
DDR Corp.	7.50%	7/15/2018	500	594,984
Digital Realty Trust LP	5.875%	2/1/2020	250	274,049
Healthcare Realty Trust, Inc.	6.50%	1/17/2017	1,825	2,060,753
Hospitality Properties Trust	5.125%	2/15/2015	3,168	3,215,720
Kilroy Realty LP	5.00%	11/3/2015	475	505,778
Regency Centers LP	5.25%	8/1/2015	787	830,512
UDR, Inc.	5.25%	1/15/2016	175	187,255
Total				10,171,511

Restaurants 0.33%

Darden Restaurants, Inc.	6.20%	10/15/2017	1,500	1,699,392

Software/Services 0.73%

Fidelity National Information Services, Inc.	7.875%	7/15/2020	3,500	3,765,454

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Specialty Retail 1.17%

QVC, Inc.†	7.375%	10/15/2020	$4,000	$4,315,212
QVC, Inc.†	7.50%	10/1/2019	1,625	1,729,291
Total				6,044,503

Support: Services 1.07%

URS Corp.	3.85%	4/1/2017	500	517,836
Western Union Co. (The)	1.234%#	8/21/2015	5,000	5,034,210
Total				5,552,046

Telecommunications: Integrated/Services 1.02%

AT&T, Inc.	1.144%#	11/27/2018	3,000	3,047,184
Qwest Corp.	7.50%	10/1/2014	1,500	1,548,891
Qwest Corp.	7.625%	6/15/2015	625	669,674
Total				5,265,749

Telecommunications: Wireless 0.37%

American Tower Corp.	4.625%	4/1/2015	750	777,177
American Tower Corp.	7.00%	10/15/2017	1,000	1,162,534
Total				1,939,711

Transportation (Excluding Air/Rail) 0.81%

Asciano Finance Ltd. (Australia)†(b)	3.125%	9/23/2015	2,500	2,564,275
Con-way, Inc.	7.25%	1/15/2018	1,391	1,623,289
Total				4,187,564
Total Corporate Bonds (cost $202,993,859)				203,502,986

FLOATING RATE LOANS(c) 3.90%

Aerospace/Defense 0.41%

Alliant Techsystems, Inc. Term Loan B	3.50%	11/1/2020	2,145	2,154,340

Apparel/Textiles 0.07%

PVH Corp. Tranche B Term Loan	3.25%	2/13/2020	375	376,279

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming 0.57%

Las Vegas Sands LLC Term Loan B	3.25%	12/20/2020	$1,995	$1,994,810
Seminole Tribe of Florida Term Loan	3.00%	4/29/2020	964	962,767
Total				2,957,577

Health Care 0.31%

Fresenius US Finance I, Inc. Tranche B Term Loan (Germany)(b)	2.23%	8/7/2019	1,612	1,610,055

Media: Broadcast 0.39%

AMC Networks, Inc. Term Loan A	2.151%	12/16/2019	2,000	2,003,000

Media: Cable 0.67%

Charter Communications Operating LLC Term Loan E	3.00%	7/1/2020	1,496	1,485,384
CSC Holdings LLC Term Loan B	2.65%	4/17/2020	1,995	1,973,788
Total				3,459,172

Medical Products 0.39%

Thermo Fisher Scientific, Inc. Term Loan	1.623%	1/31/2017	2,038	2,039,089

Telecommunications 0.60%

Activision Blizzard, Inc. Term Loan B	3.25%	10/12/2020	3,092	3,095,542

Telecommunications: Wireless 0.49%

American Tower Corp. Term Loan A	1.41%	1/3/2019	1,625	1,623,993
DigitalGlobe, Inc. Term Loan	3.75%	1/31/2020	896	898,165
Total				2,522,158
Total Floating Rate Loans (cost $20,262,169)				20,217,212

FOREIGN GOVERNMENT OBLIGATION(b) 0.05%

Brazil

Republic of Brazil (cost $251,724)	8.00%	1/15/2018	222	248,611

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.79%

Federal Home Loan Mortgage Corp. K005 A1	3.484%		4/25/2019	$1,396	$1,471,455
Federal Home Loan Mortgage Corp. K006 A1	3.398%		7/25/2019	1,432	1,511,991
Federal Home Loan Mortgage Corp. K008 A1	2.746%		12/25/2019	677	702,584
Federal Home Loan Mortgage Corp. K009 A1	2.757%		5/25/2020	648	672,313
Federal Home Loan Mortgage Corp. K706 A1	1.691%		6/25/2018	592	603,802
Federal National Mortgage Assoc. 2011-M3 A1	2.072%		7/25/2021	669	680,645
Federal National Mortgage Assoc. 2011-M8 A1	1.977%		8/25/2021	1,667	1,681,295
Federal National Mortgage Assoc. 2012-M2 A1	1.824%		2/25/2022	653	648,791
Federal National Mortgage Assoc. 2013-M14 A	1.70%		8/25/2018	826	821,511
Federal National Mortgage Assoc. 2013-M5 ASQ2	0.595%		8/25/2015	462	462,544
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $9,089,090)					9,256,931

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 8.32%

Federal Home Loan Mortgage Corp.	2.33	%#	4/1/2038	1,019	1,084,745
Federal Home Loan Mortgage Corp.	2.363	%#	6/1/2038	253	269,585
Federal Home Loan Mortgage Corp.	2.37	%#	10/1/2035	679	724,182
Federal Home Loan Mortgage Corp.	2.41	%#	12/1/2037	454	482,293
Federal Home Loan Mortgage Corp.	2.44	%#	4/1/2037	580	615,396
Federal Home Loan Mortgage Corp.	2.448	%#	10/1/2038	389	413,442
Federal Home Loan Mortgage Corp.	2.451	%#	2/1/2035	1,736	1,839,399
Federal Home Loan Mortgage Corp.	2.453	%#	5/1/2036	495	530,422
Federal Home Loan Mortgage Corp.	2.466	%#	11/1/2038	957	1,013,130
Federal Home Loan Mortgage Corp.	2.47	%#	3/1/2038	653	691,923
Federal Home Loan Mortgage Corp.	2.476	%#	12/1/2036	866	920,481
Federal Home Loan Mortgage Corp.	2.477	%#	2/1/2038	794	858,041
Federal Home Loan Mortgage Corp.	2.48	%#	4/1/2037	254	270,633
Federal Home Loan Mortgage Corp.	2.482	%#	5/1/2035	437	465,970
Federal Home Loan Mortgage Corp.	2.504	%#	12/1/2035	944	999,803
Federal Home Loan Mortgage Corp.	2.54	%#	10/1/2039	604	641,124
Federal Home Loan Mortgage Corp.	2.636	%#	12/1/2035	724	778,002
Federal Home Loan Mortgage Corp.	2.653	%#	9/1/2036	776	828,038
Federal Home Loan Mortgage Corp.	2.669	%#	2/1/2037	911	975,323
Federal Home Loan Mortgage Corp.(a)	5.00%		5/1/2021	124	132,304
Federal National Mortgage Assoc.	1.923	%#	7/1/2035	2,380	2,532,756
Federal National Mortgage Assoc.	1.934	%#	11/1/2034	927	972,236
Federal National Mortgage Assoc.	1.935	%#	1/1/2035	844	887,293
Federal National Mortgage Assoc.	2.065	%#	6/1/2038	935	994,112
Federal National Mortgage Assoc.	2.103	%#	12/1/2035	706	742,168
Federal National Mortgage Assoc.	2.154	%#	2/1/2036	459	486,411

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	2.183	%#	1/1/2036	$1,473	$1,559,337
Federal National Mortgage Assoc.	2.247	%#	3/1/2039	435	461,960
Federal National Mortgage Assoc.	2.31	%#	4/1/2040	1,519	1,613,256
Federal National Mortgage Assoc.	2.311	%#	11/1/2036	1,807	1,927,922
Federal National Mortgage Assoc.	2.322	%#	8/1/2037	518	549,868
Federal National Mortgage Assoc.	2.331	%#	1/1/2038	446	479,420
Federal National Mortgage Assoc.	2.345	%#	1/1/2038	494	526,758
Federal National Mortgage Assoc.	2.348	%#	9/1/2038	361	383,042
Federal National Mortgage Assoc.	2.362	%#	3/1/2038	293	316,469
Federal National Mortgage Assoc.	2.393	%#	11/1/2036	200	214,047
Federal National Mortgage Assoc.	2.408	%#	8/1/2038	273	290,276
Federal National Mortgage Assoc.	2.409	%#	11/1/2038	1,675	1,785,394
Federal National Mortgage Assoc.	2.417	%#	9/1/2037	196	206,819
Federal National Mortgage Assoc.	2.471	%#	2/1/2038	233	246,782
Federal National Mortgage Assoc.	2.472	%#	6/1/2038	197	210,151
Federal National Mortgage Assoc.	2.498	%#	11/1/2038	668	707,656
Federal National Mortgage Assoc.	2.517	%#	10/1/2036	714	755,711
Federal National Mortgage Assoc.	2.616	%#	12/1/2038	234	249,271
Federal National Mortgage Assoc.	2.95%		3/1/2015	1,000	1,013,098
Federal National Mortgage Assoc.	4.50%		11/1/2018	3,820	4,055,281
Federal National Mortgage Assoc.	5.50%		2/1/2034	988	1,099,738
Federal National Mortgage Assoc.	5.50%		11/1/2034	1,075	1,197,540
Federal National Mortgage Assoc.	5.50%		8/1/2037	1,896	2,107,655
Total Government Sponsored Enterprises Pass-Throughs (cost $42,938,840)					43,106,663

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 17.03%

Americold LLC Trust 2010-ARTA A1†	3.847%		1/14/2029	441	459,531
BAMLL-DB Trust 2012-OSI A2FX†	3.352%		4/13/2029	100	103,285
Banc of America Re-REMIC Trust 2011-STRP A3†	2.415%		11/17/2039	238	238,152
Banc of America Re-REMIC Trust 2011-STRP A4†	1.501%		5/17/2046	378	378,321
Boca Hotel Portfolio Trust 2013-BOCA C†	2.305	%#	8/15/2026	100	100,366
Boca Hotel Portfolio Trust 2013-BOCA D†	3.205	%#	8/15/2026	360	360,926
CFCRE Commercial Mortgage Trust 2011-C2 A2	3.061%		12/15/2047	400	414,114
Citigroup Commercial Mortgage Trust 2007-FL3A E†	0.455	%#	4/15/2022	100	98,942
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.335	%#	6/15/2022	363	360,738
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%		7/10/2046	1,619	1,659,979
Commercial Mortgage Pass-Through Certificates 2011-FL1 C†	4.814	%#	7/17/2028	226	226,172
Commercial Mortgage Pass-Through Certificates 2012-9W57 A†	2.365%		2/10/2029	2,135	2,188,441
Commercial Mortgage Pass-Through Certificates 2012-9W57 X†	1.525	%#	2/10/2029	8,000	298,156
Commercial Mortgage Pass-Through Certificates 2012-CR1 A1	1.116%		5/15/2045	972	974,853
Commercial Mortgage Pass-Through Certificates 2012-CR3 A2	1.765%		10/15/2045	2,210	2,209,540

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2012-FL2 A†	2.282%#	9/17/2029	$1,491	$1,508,486
Commercial Mortgage Pass-Through Certificates 2012-MVP B†	1.755%#	11/17/2026	130	130,273
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%	3/10/2046	2,300	2,317,382
Commercial Mortgage Pass-Through Certificates 2013-LC6 A2	1.906%	1/10/2046	2,000	2,000,558
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%	4/12/2035	460	447,076
Credit Suisse Mortgage Capital Certificates 2006-TF2A SVE†	0.705%#	10/15/2021	750	743,966
CW Capital Cobalt Ltd. 2007-C2 AMFX	5.526%	4/15/2047	925	1,018,311
DBUBS Mortgage Trust 2011-LC1A A1†	3.742%	11/10/2046	2,170	2,271,530
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%	7/10/2044	1,076	1,130,915
DBUBS Mortgage Trust 2011-LC2A A2†	3.386%	7/10/2044	910	951,038
DBUBS Mortgage Trust 2011-LC3A A2	3.642%	8/10/2044	1,850	1,946,768
DDR Corp. 2009-DDR1 A†	3.807%	10/14/2022	2,094	2,124,629
DDR Corp. 2009-DDR1 B†	5.73%	10/14/2022	500	508,993
Del Coronado Trust 2013 HDC A†	0.955%#	3/15/2026	1,200	1,200,527
Extended Stay America Trust 2013-ESH7 B7	3.604%	12/5/2031	1,000	1,003,384
Extended Stay America Trust 2013-ESH7 C7†	3.902%	12/5/2031	1,030	1,031,401
Fosse Master Issuer plc 2012-1A 2B1 (United Kingdom)†(b)	2.187%#	10/18/2054	350	355,777
Granite Master Issuer plc 2005-1 A4 (United Kingdom)(b)	0.357%#	12/20/2054	476	471,671
Granite Master Issuer plc 2005-2 A6 (United Kingdom)(b)	0.417%#	12/20/2054	254	251,551
Granite Master Issuer plc 2007-1 3A1 (United Kingdom)(b)	0.357%#	12/20/2054	89	88,618
Granite Master Issuer plc 2007-2 3A1 (United Kingdom)(b)	0.335%#	12/17/2054	832	824,987
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%	3/10/2039	531	540,031
GS Mortgage Securities Corp. II 2010-C1 A1†	3.679%	8/10/2043	879	925,698
GS Mortgage Securities Corp. II 2010-C2 A1†	3.849%	12/10/2043	1,638	1,729,233
GS Mortgage Securities Corp. II 2011-GC3 A2†	3.645%	3/10/2044	1,310	1,372,595
GS Mortgage Securities Corp. II 2011-GC5 A2	2.999%	8/10/2044	1,000	1,040,457
GS Mortgage Securities Corp. II 2013-KYO C†	1.904%#	11/8/2029	1,950	1,960,400
GS Mortgage Securities Trust 2012-GCJ7 A1	1.144%	5/10/2045	940	943,249
GS Mortgage Securities Trust 2013-G1 A1†	2.059%	4/10/2031	1,117	1,084,095
H2 Asset Funding	2.155%	3/19/2037	2,000	1,999,400
Holmes Master Issuer plc 2010-1A A2 (United Kingdom)†(b)	1.639%#	10/15/2054	173	173,465
JPMorgan Chase Commercial Mortgage Securities Corp. 2012-LC9 A2	1.677%	12/15/2047	1,100	1,097,251
JPMorgan Chase Commercial Mortgage Securities Corp. 2014-FL4 C†	2.353%#	12/15/2030	250	250,430
JPMorgan Chase Commercial Mortgage Securities Corp. 2014-FL4 D†	3.253%#	12/15/2030	500	495,762
JPMorgan Chase Commercial Mortgage Securities Trust 2007-LD11 A2	5.974%#	6/15/2049	299	299,587

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2010-C1 A2†	4.608%	6/15/2043	$500	$543,206
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 A1†	2.749%	11/15/2043	1,483	1,524,723
JPMorgan Chase Commercial Mortgage Securities Trust 2011-PLSD A2†	3.364%	11/13/2044	2,000	2,094,109
JPMorgan Chase Commercial Mortgage Securities Trust 2011-PLSD C†	5.143%	11/13/2044	100	107,639
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C8 A2	1.797%	10/15/2045	2,250	2,257,636
JPMorgan Chase Commercial Mortgage Securities Trust 2012-CBX A3	3.139%	6/15/2045	753	772,188
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C12 A2	2.424%	7/15/2045	2,100	2,131,005
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C18 A1	1.254%	2/15/2047	492	491,224
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C18 A2	2.879%	2/15/2047	188	192,678
Merrill Lynch Floating Trust 2008-LAQA A1†	0.692%#	7/9/2021	557	556,723
Merrill Lynch Floating Trust 2008-LAQA A2†	0.692%#	7/9/2021	2,250	2,239,370
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%	7/12/2038	94	93,451
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 AM	5.204%	12/12/2049	1,100	1,199,488
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 A2	1.972%	8/15/2045	680	691,352
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 A2	1.868%	11/15/2045	2,210	2,212,112
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%	10/15/2030	388	377,903
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 A2	3.085%	8/15/2046	100	103,823
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 A2	1.97%	5/15/2046	1,720	1,724,630
Morgan Stanley Capital I 2007-HQ12 A3	5.777%#	4/12/2049	955	991,456
Morgan Stanley Capital I 2012-STAR A1†	2.084%	8/5/2034	866	852,386
Nationslink Funding Corp. Commercial Loan Pass-Through Certificate 1999-LTL1 C†	7.399%	1/22/2026	320	358,320
RBSCF Trust 2010-MB1 A2†	3.686%	4/15/2024	953	974,521
RBSCF Trust 2010-RR3 WBTB†	5.953%#	2/16/2051	1,500	1,669,777
Sequoia Mortgage Trust 2012-4 A3	2.069%	9/25/2042	445	416,621
Sequoia Mortgage Trust 2013-2 A	1.874%	2/25/2043	658	572,236
Silverstone Master Issuer plc 2011-1A (United Kingdom)†(b)	1.786%#	1/21/2055	400	402,494
SRERS-2011 Funding Ltd. 2011-RS A1B1†	0.404%#	5/9/2046	1,452	1,357,525
UBS-Barclays Commercial Mortgage Trust 2012-C2 A2	2.113%	5/10/2063	2,100	2,124,943
UBS-Barclays Commercial Mortgage Trust 2012-C4 A2	1.712%	12/10/2045	1,000	998,816

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

UBS-Barclays Commercial Mortgage Trust 2013-C5 A2	2.137%	3/10/2046	$2,100	$2,122,170
Vornado DP LLC 2010-VNO A1†	2.97%	9/13/2028	694	719,830
Wachovia Bank Commercial Mortgage Trust 2005-C18 APB	4.807%	4/15/2042	160	162,284
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	645	704,277
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%	12/15/2043	273	274,217
Wells Fargo Commercial Mortgage Trust 2012-LC5 A2	1.844%	10/15/2045	540	542,699
Wells Fargo Commercial Mortgage Trust 2014-TISH C	2.004%#	2/15/2027	250	251,250
WF-RBS Commercial Mortgage Trust 2011-C2 A2†	3.791%	2/15/2044	1,500	1,569,796
WF-RBS Commercial Mortgage Trust 2011-C5 A3	3.526%	11/15/2044	1,000	1,039,198
WF-RBS Commercial Mortgage Trust 2012-C10 A2	1.765%	12/15/2045	420	419,969
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%	6/15/2045	469	472,031
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%	8/15/2045	1,430	1,441,509
WF-RBS Commercial Mortgage Trust 2013-C11 A2	2.029%	3/15/2045	2,200	2,214,447
Total Non-Agency Commercial Mortgage-Backed Securities (cost $89,064,191)				88,277,042
Total Long-Term Investments (cost $439,201,907)				439,220,937

SHORT-TERM INVESTMENTS 13.06%

COMMERCIAL PAPER 4.24%

Aerospace/Defense 0.34%

Textron, Inc.	Zero Coupon	4/9/2014	1,750	1,749,767

Electric: Integrated 1.11%

Entergy Corp.	Zero Coupon	5/20/2014	1,750	1,747,904
Entergy Corp.	Zero Coupon	4/25/2014	1,000	999,400
Entergy Corp.	Zero Coupon	4/21/2014	500	499,750
PPL Energy Supply LLC	Zero Coupon	4/8/2014	2,500	2,499,757
Total				5,746,811

Food & Drug Retailers 0.10%

Safeway, Inc.	Zero Coupon	4/11/2014	500	499,903

Gas Distribution 1.16%

DCP Midstream LLC	Zero Coupon	4/1/2014	2,000	2,000,000
Enable Midstream	Zero Coupon	4/7/2014	2,000	1,999,726
Enable Midstream	Zero Coupon	4/1/2014	2,000	2,000,000
Total				5,999,726

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
COMMERCIAL PAPER (continued)

Hotels 0.19%

Wyndham Worldwide Corp.	Zero Coupon	4/1/2014	$1,000	$1,000,000

Oil Field Equipment & Services 1.25%

Weatherford International Ltd.	Zero Coupon	4/3/2014	1,000	999,951
Weatherford International Ltd.	Zero Coupon	4/8/2014	2,500	2,499,562
Weatherford International Ltd.	Zero Coupon	4/1/2014	2,000	2,000,000
Weatherford International Ltd.	Zero Coupon	4/24/2014	1,000	999,419
Total				6,498,932

Railroads 0.09%

Kansas City Southern Railway	Zero Coupon	4/9/2014	500	499,922
Total Commercial Paper (cost $21,995,061)				21,995,061

CONVERTIBLE BOND 0.12%

Metals/Mining (Excluding Steel)

Goldcorp, Inc. (Canada)(b) (cost $644,762)	2.00%	8/1/2014	643	645,411

CORPORATE BONDS 5.46%

Banking 1.22%

Banco Bradesco SA†	2.336%#	5/16/2014	1,000	1,000,352
Macquarie Group Ltd. (Australia)†(b)	7.30%	8/1/2014	2,000	2,043,712
Morgan Stanley	4.75%	4/1/2014	2,000	2,000,000
Royal Bank of Scotland Group plc (United Kingdom)(b)	5.00%	10/1/2014	750	760,388
Royal Bank of Scotland Group plc (United Kingdom)(b)	5.05%	1/8/2015	500	511,758
Total				6,316,210

Electric: Distribution/Transportation 0.06%

Oncor Electric Delivery Co. LLC	6.375%	1/15/2015	300	313,117

Electric: Generation 0.30%

TransAlta Corp. (Canada)(b)	4.75%	1/15/2015	1,500	1,545,306

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS (continued)

Electric: Power 0.56%

NiSource Finance Corp.	5.40%	7/15/2014	$2,875	$2,913,979

Food: Wholesale 0.30%

Tate & Lyle International Finance plc (United Kingdom)†(b)	5.00%	11/15/2014	1,500	1,537,164

Gas Distribution 1.27%

Buckeye Partners LP	5.30%	10/15/2014	2,161	2,213,171
Energy Transfer Partners LP	5.95%	2/1/2015	1,500	1,564,163
Midcontinent Express Pipeline LLC†	5.45%	9/15/2014	1,750	1,773,670
Williams Partners LP	3.80%	2/15/2015	1,000	1,027,226
Total				6,578,230

Investments & Miscellaneous Financial Services 0.41%

NASDAQ OMX Group, Inc. (The)	4.00%	1/15/2015	2,100	2,153,338

Media: Services 0.20%

Interpublic Group of Cos., Inc. (The)	6.25%	11/15/2014	1,000	1,033,750

Metals/Mining (Excluding Steel) 0.10%

Xstrata Finance Canada Ltd. (Canada)†(b)	2.85%	11/10/2014	500	504,946

Real Estate Investment Trusts 0.99%

Liberty Property LP	5.125%	3/2/2015	295	306,358
Reckson Operating Partnership LP	5.875%	8/15/2014	1,000	1,016,901
UDR, Inc.	5.50%	4/1/2014	3,800	3,800,000
Total				5,123,259

Supranational 0.05%

Central American Bank for Economic Integration (Honduras)†(b)	5.375%	9/24/2014	250	255,203
Total Corporate Bonds (cost $28,282,892)				28,274,502

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN GOVERNMENT OBLIGATION(d) 3.24%

Turkey

Turkey Government Bond (cost $17,807,143)	Zero Coupon	4/9/2014	TRY	36,000	$16,804,599
Total Short-Term Investments (cost $68,729,858)					67,719,573
Total Investments in Securities 97.82% (cost $507,931,765)					506,940,510
Cash, Foreign Cash and Other Assets in Excess of Liabilities(e) 2.18%					11,283,565
Net Assets 100.00%					$518,224,075

TRY	Turkish lira.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2014.
(a)	Security has been fully or partially segregated to cover margin requirements for open futures contracts and interest rate swaps as of March 31, 2014.
(b)	Foreign security traded in U.S. dollars.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at March 31, 2014.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Open Forward Foreign Currency Exchange Contracts at March 31, 2014:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Argentine peso	Buy	Barclays Bank plc	6/10/2014	148,700,000	$17,453,052	$17,674,677	$221,625
Argentine peso	Buy	J.P. Morgan	5/12/2014	51,500,000	5,409,664	6,267,521	857,857
Argentine peso	Buy	J.P. Morgan	5/12/2014	10,925,000	1,288,325	1,329,566	41,241
Argentine peso	Buy	J.P. Morgan	5/12/2014	10,100,000	1,172,918	1,229,164	56,246
Argentine peso	Buy	J.P. Morgan	5/12/2014	5,270,000	629,630	641,356	11,726
Argentine peso	Buy	J.P. Morgan	5/12/2014	9,100,000	1,079,158	1,107,465	28,307
Argentine peso	Buy	J.P. Morgan	5/12/2014	3,200,000	378,922	389,438	10,516
Argentine peso	Buy	J.P. Morgan	5/12/2014	4,500,000	541,842	547,647	5,805
Brazilian real	Buy	Barclays Bank plc	4/10/2014	19,375,000	7,984,094	8,521,228	537,134
Brazilian real	Buy	Barclays Bank plc	6/10/2014	845,000	351,995	365,728	13,733
Brazilian real	Buy	Credit Suisse	4/10/2014	9,600,000	3,989,892	4,222,131	232,239
Brazilian real	Buy	Credit Suisse	5/12/2014	1,915,000	785,003	835,224	50,221
Brazilian real	Buy	Credit Suisse	5/12/2014	3,770,000	1,547,124	1,644,279	97,155
Brazilian real	Buy	Credit Suisse	5/12/2014	4,100,000	1,662,895	1,788,208	125,313

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2014

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Brazilian real	Buy	J.P. Morgan	5/12/2014	760,000	$307,979	$331,473	$23,494
Brazilian real	Buy	J.P. Morgan	5/12/2014	545,000	221,230	237,701	16,471
Brazilian real	Buy	J.P. Morgan	5/12/2014	535,000	224,903	233,339	8,436
Brazilian real	Buy	J.P. Morgan	5/12/2014	3,460,000	1,456,106	1,509,073	52,967
Brazilian real	Buy	J.P. Morgan	6/10/2014	17,625,000	7,393,037	7,628,351	235,314
Brazilian real	Buy	J.P. Morgan	5/12/2014	2,675,000	1,120,419	1,166,697	46,278
Brazilian real	Buy	J.P. Morgan	5/12/2014	1,410,000	591,940	614,969	23,029
Brazilian real	Buy	Morgan Stanley	4/10/2014	570,000	235,362	250,689	15,327
Brazilian real	Buy	Morgan Stanley	5/12/2014	26,600,000	10,780,579	11,601,543	820,964
Brazilian real	Buy	Morgan Stanley	5/12/2014	1,130,000	475,449	492,848	17,399
Chilean peso	Buy	Bank of America	5/12/2014	275,000,000	487,001	499,368	12,367
Chilean peso	Buy	J.P. Morgan	5/12/2014	682,000,000	1,226,310	1,238,431	12,121
Chilean peso	Buy	J.P. Morgan	5/12/2014	122,000,000	221,151	221,538	387
Chilean peso	Buy	J.P. Morgan	5/12/2014	151,000,000	269,474	274,198	4,724
Chilean peso	Buy	J.P. Morgan	5/12/2014	215,000,000	382,590	390,415	7,825
Chilean peso	Buy	J.P. Morgan	6/10/2014	5,850,000,000	10,124,611	10,592,702	468,091
Chilean peso	Buy	J.P. Morgan	6/10/2014	230,000,000	408,395	416,465	8,070
Chilean peso	Buy	J.P. Morgan	6/10/2014	7,635,000,000	13,500,133	13,824,835	324,702
Chilean peso	Buy	Morgan Stanley	5/12/2014	605,000,000	1,082,871	1,098,609	15,738
Chilean peso	Buy	UBS AG	5/12/2014	4,270,000,000	7,581,676	7,753,816	172,140
Chilean peso	Buy	UBS AG	5/12/2014	310,000,000	556,553	562,923	6,370
Chilean peso	Buy	UBS AG	5/12/2014	607,000,000	1,083,929	1,102,240	18,311
Colombian peso	Buy	Barclays Bank plc	5/12/2014	1,010,000,000	492,313	510,790	18,477
Colombian peso	Buy	Barclays Bank plc	6/10/2014	620,000,000	303,125	312,783	9,658
Colombian peso	Buy	Barclays Bank plc	5/12/2014	1,100,000,000	533,973	556,306	22,333
Colombian peso	Buy	J.P. Morgan	5/12/2014	540,000,000	264,533	273,095	8,562
Colombian peso	Buy	J.P. Morgan	5/12/2014	555,000,000	270,617	280,681	10,064
Colombian peso	Buy	J.P. Morgan	5/12/2014	487,000,000	236,791	246,292	9,501
Colombian peso	Buy	J.P. Morgan	5/12/2014	885,000,000	430,762	447,573	16,811
Colombian peso	Buy	J.P. Morgan	6/10/2014	618,000,000	300,661	311,774	11,113
Colombian peso	Buy	UBS AG	5/12/2014	1,660,000,000	807,314	839,516	32,202
Colombian peso	Buy	UBS AG	5/12/2014	645,000,000	313,945	326,197	12,252
Colombian peso	Buy	UBS AG	5/12/2014	27,500,000,000	13,336,566	13,907,639	571,073
Colombian peso	Buy	UBS AG	5/12/2014	2,850,000,000	1,396,374	1,441,337	44,963
Colombian peso	Buy	UBS AG	5/12/2014	2,800,000,000	1,366,187	1,416,050	49,863
Colombian peso	Buy	UBS AG	6/10/2014	35,800,000,000	17,370,209	18,060,675	690,466
euro	Buy	Deutsche Bank	5/12/2014	287,082	390,216	395,467	5,251
euro	Buy	J.P. Morgan	5/12/2014	2,602,918	3,576,086	3,585,624	9,538
Hungarian forint	Buy	Bank of America	5/12/2014	74,900,000	332,116	335,027	2,911
Hungarian forint	Buy	Barclays Bank plc	5/12/2014	215,000,000	947,400	961,693	14,293
Hungarian forint	Buy	Barclays Bank plc	5/12/2014	76,700,000	335,319	343,078	7,759
Hungarian forint	Buy	Barclays Bank plc	5/12/2014	97,000,000	430,180	433,880	3,700
Hungarian forint	Buy	Barclays Bank plc	6/10/2014	124,500,000	549,892	555,980	6,088
Hungarian forint	Buy	Goldman Sachs	5/12/2014	418,700,000	1,838,259	1,872,841	34,582
Hungarian forint	Buy	Goldman Sachs	5/12/2014	81,000,000	354,394	362,312	7,918
Hungarian forint	Buy	Goldman Sachs	6/10/2014	93,000,000	409,782	415,311	5,529

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2014

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Hungarian forint	Buy	Goldman Sachs	5/12/2014	235,400,000	$1,036,510	$1,052,942	$16,432
Hungarian forint	Buy	J.P. Morgan	5/12/2014	380,000,000	1,662,507	1,699,736	37,229
Hungarian forint	Buy	J.P. Morgan	5/12/2014	81,700,000	357,665	365,443	7,778
Hungarian forint	Buy	J.P. Morgan	5/12/2014	383,000,000	1,691,080	1,713,155	22,075
Hungarian forint	Buy	J.P. Morgan	5/12/2014	156,000,000	681,900	697,786	15,886
Hungarian forint	Buy	J.P. Morgan	6/10/2014	1,003,000,000	4,469,544	4,479,103	9,559
Hungarian forint	Buy	UBS AG	5/12/2014	2,310,000,000	10,187,126	10,332,605	145,479
Indian rupee	Buy	Bank of America	5/12/2014	103,300,000	1,645,953	1,708,719	62,766
Indian rupee	Buy	Bank of America	6/10/2014	702,000,000	11,135,787	11,549,472	413,685
Indian rupee	Buy	Barclays Bank plc	4/10/2014	19,775,000	307,907	330,325	22,418
Indian rupee	Buy	Barclays Bank plc	5/12/2014	1,013,000,000	15,880,232	16,756,361	876,129
Indian rupee	Buy	Barclays Bank plc	5/12/2014	57,000,000	899,934	942,855	42,921
Indian rupee	Buy	Barclays Bank plc	5/12/2014	102,100,000	1,620,455	1,688,869	68,414
Indian rupee	Buy	Barclays Bank plc	5/12/2014	22,300,000	352,063	368,872	16,809
Indian rupee	Buy	Barclays Bank plc	5/12/2014	22,580,000	357,590	373,503	15,913
Indian rupee	Buy	Barclays Bank plc	5/12/2014	14,200,000	225,938	234,887	8,949
Indian rupee	Buy	Barclays Bank plc	5/12/2014	39,000,000	622,238	645,112	22,874
Indian rupee	Buy	Barclays Bank plc	6/10/2014	31,300,000	501,763	514,955	13,192
Indian rupee	Buy	Credit Suisse	4/10/2014	22,425,000	352,317	374,591	22,274
Indian rupee	Buy	J.P. Morgan	4/10/2014	498,600,000	7,972,498	8,328,707	356,209
Indian rupee	Buy	J.P. Morgan	5/12/2014	17,800,000	283,697	294,436	10,739
Indian rupee	Buy	J.P. Morgan	5/12/2014	36,850,000	585,804	609,548	23,744
Indian rupee	Buy	Morgan Stanley	5/12/2014	121,300,000	1,914,820	2,006,463	91,643
Indian rupee	Buy	Morgan Stanley	5/12/2014	14,000,000	222,325	231,579	9,254
Indonesian rupiah	Buy	Bank of America	5/12/2014	5,615,000,000	480,716	497,442	16,726
Indonesian rupiah	Buy	Barclays Bank plc	5/12/2014	137,300,000,000	11,162,602	12,163,637	1,001,035
Indonesian rupiah	Buy	Barclays Bank plc	5/12/2014	6,350,000,000	523,150	562,557	39,407
Indonesian rupiah	Buy	Barclays Bank plc	5/12/2014	4,811,000,000	405,434	426,215	20,781
Indonesian rupiah	Buy	Barclays Bank plc	6/10/2014	15,000,000,000	1,278,228	1,322,946	44,718
Indonesian rupiah	Buy	J.P. Morgan	4/10/2014	47,450,000,000	3,800,561	4,185,780	385,219
Indonesian rupiah	Buy	J.P. Morgan	5/12/2014	10,650,000,000	875,678	943,501	67,823
Indonesian rupiah	Buy	J.P. Morgan	5/12/2014	8,500,000,000	703,526	753,029	49,503
Indonesian rupiah	Buy	J.P. Morgan	5/12/2014	4,285,000,000	360,145	379,615	19,470
Indonesian rupiah	Buy	J.P. Morgan	5/12/2014	8,800,000,000	749,255	779,607	30,352
Indonesian rupiah	Buy	J.P. Morgan	6/10/2014	3,500,000,000	305,250	308,687	3,437
Indonesian rupiah	Buy	J.P. Morgan	5/12/2014	4,000,000,000	340,861	354,367	13,506
Malaysian ringgit	Buy	Bank of America	5/12/2014	840,000	253,124	257,565	4,441
Malaysian ringgit	Buy	Barclays Bank plc	4/10/2014	19,200,000	5,797,977	5,882,533	84,556
Malaysian ringgit	Buy	Barclays Bank plc	5/12/2014	2,045,000	613,764	627,049	13,285
Malaysian ringgit	Buy	Barclays Bank plc	5/12/2014	895,000	269,700	274,430	4,730
Malaysian ringgit	Buy	Barclays Bank plc	5/12/2014	1,485,000	451,025	455,339	4,314
Malaysian ringgit	Buy	J.P. Morgan	5/12/2014	19,015,000	5,696,525	5,830,486	133,961
Malaysian ringgit	Buy	J.P. Morgan	5/12/2014	1,050,000	314,984	321,957	6,973
Malaysian ringgit	Buy	J.P. Morgan	5/12/2014	2,510,000	749,724	769,630	19,906
Malaysian ringgit	Buy	J.P. Morgan	5/12/2014	1,850,000	563,595	567,257	3,662
Malaysian ringgit	Buy	J.P. Morgan	5/12/2014	1,450,000	439,647	444,607	4,960

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2014

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Mexican peso	Buy	Bank of America	5/12/2014	5,920,000	$443,897	$452,052	$8,155
Mexican peso	Buy	Deutsche Bank	5/12/2014	13,500,000	1,007,040	1,030,861	23,821
Mexican peso	Buy	Goldman Sachs	5/12/2014	15,000,000	1,127,595	1,145,401	17,806
Mexican peso	Buy	Goldman Sachs	5/12/2014	5,865,000	437,772	447,852	10,080
Mexican peso	Buy	J.P. Morgan	4/10/2014	125,800,000	9,552,230	9,629,836	77,606
Mexican peso	Buy	J.P. Morgan	5/12/2014	128,100,000	9,633,114	9,781,727	148,613
Mexican peso	Buy	J.P. Morgan	6/10/2014	44,400,000	3,353,702	3,382,817	29,115
Mexican peso	Buy	Morgan Stanley	5/12/2014	4,800,000	359,106	366,528	7,422
Mexican peso	Buy	Morgan Stanley	5/12/2014	3,785,000	284,458	289,023	4,565
Mexican peso	Buy	Morgan Stanley	5/12/2014	3,180,000	238,849	242,825	3,976
Mexican peso	Buy	Morgan Stanley	6/10/2014	3,360,000	252,464	255,997	3,533
Mexican peso	Buy	UBS AG	5/12/2014	12,050,000	901,558	920,139	18,581
Peruvian Nuevo sol	Buy	Goldman Sachs	5/12/2014	970,000	342,031	343,193	1,162
Peruvian Nuevo sol	Buy	J.P. Morgan	4/10/2014	11,200,000	3,947,137	3,979,543	32,406
Peruvian Nuevo sol	Buy	J.P. Morgan	5/12/2014	12,700,000	4,425,858	4,493,348	67,490
Peruvian Nuevo sol	Buy	J.P. Morgan	5/12/2014	1,250,000	438,289	442,259	3,970
Peruvian Nuevo sol	Buy	J.P. Morgan	5/12/2014	1,465,000	516,482	518,327	1,845
Philippine peso	Buy	Bank of America	5/12/2014	24,350,000	543,187	543,836	649
Philippine peso	Buy	Barclays Bank plc	5/12/2014	514,600,000	11,337,299	11,493,145	155,846
Philippine peso	Buy	Barclays Bank plc	5/12/2014	32,000,000	709,471	714,692	5,221
Philippine peso	Buy	Barclays Bank plc	5/12/2014	60,200,000	1,341,355	1,344,515	3,160
Philippine peso	Buy	Barclays Bank plc	5/12/2014	62,900,000	1,404,049	1,404,817	768
Philippine peso	Buy	Barclays Bank plc	6/10/2014	290,600,000	6,480,098	6,484,486	4,388
Philippine peso	Buy	Barclays Bank plc	6/10/2014	15,850,000	353,180	353,679	499
Philippine peso	Buy	Barclays Bank plc	6/10/2014	18,350,000	403,794	409,464	5,670
Philippine peso	Buy	Barclays Bank plc	5/12/2014	19,600,000	437,647	437,749	102
Philippine peso	Buy	UBS AG	4/10/2014	224,300,000	4,963,488	5,004,426	40,938
Polish zloty	Buy	Barclays Bank plc	4/10/2014	25,050,000	8,130,319	8,280,014	149,695
Polish zloty	Buy	Barclays Bank plc	5/12/2014	3,045,000	983,964	1,004,438	20,474
Polish zloty	Buy	Barclays Bank plc	5/12/2014	5,530,000	1,796,109	1,824,152	28,043
Polish zloty	Buy	Barclays Bank plc	5/12/2014	1,580,000	520,978	521,186	208
Polish zloty	Buy	Barclays Bank plc	5/12/2014	925,000	304,379	305,125	746
Polish zloty	Buy	Goldman Sachs	4/10/2014	840,000	265,904	277,653	11,749
Polish zloty	Buy	Goldman Sachs	5/12/2014	645,000	209,246	212,763	3,517
Polish zloty	Buy	Goldman Sachs	5/12/2014	5,850,000	1,924,666	1,929,708	5,042
Polish zloty	Buy	J.P. Morgan	4/10/2014	65,500,000	21,217,337	21,650,335	432,998
Polish zloty	Buy	J.P. Morgan	5/12/2014	21,130,000	6,830,877	6,970,040	139,163
Polish zloty	Buy	J.P. Morgan	5/12/2014	3,775,000	1,234,168	1,245,239	11,071
Polish zloty	Buy	Morgan Stanley	5/12/2014	6,200,000	2,007,870	2,045,161	37,291
Polish zloty	Buy	Morgan Stanley	5/12/2014	1,100,000	360,227	362,851	2,624
Polish zloty	Buy	UBS AG	5/12/2014	810,000	264,520	267,190	2,670
Polish zloty	Buy	UBS AG	5/12/2014	3,600,000	1,171,784	1,187,513	15,729
Romanian new leu	Buy	Deutsche Bank	4/10/2014	900,000	270,367	277,785	7,418
Russian ruble	Buy	Barclays Bank plc	5/12/2014	7,900,000	220,853	222,505	1,652
Russian ruble	Buy	Barclays Bank plc	5/12/2014	11,980,000	331,470	337,418	5,948
Russian ruble	Buy	Barclays Bank plc	6/10/2014	607,200,000	16,485,665	16,996,850	511,185

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2014

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Russian ruble	Buy	J.P. Morgan	5/12/2014	32,100,000	$892,588	$904,101	$11,513
Russian ruble	Buy	J.P. Morgan	5/12/2014	12,700,000	341,760	357,697	15,937
Russian ruble	Buy	J.P. Morgan	6/10/2014	548,500,000	14,900,842	15,353,709	452,867
Russian ruble	Buy	Morgan Stanley	5/12/2014	70,535,000	1,986,280	1,986,629	349
Russian ruble	Buy	Morgan Stanley	5/12/2014	6,300,000	176,810	177,440	630
Russian ruble	Buy	Morgan Stanley	5/12/2014	8,125,000	224,428	228,842	4,414
Russian ruble	Buy	Morgan Stanley	6/10/2014	20,500,000	551,780	573,840	22,060
South African rand	Buy	Credit Suisse	5/12/2014	6,155,000	550,766	581,049	30,283
South African rand	Buy	Deutsche Bank	5/12/2014	45,610,000	4,092,309	4,305,713	213,404
South African rand	Buy	Deutsche Bank	5/12/2014	5,200,000	478,808	490,895	12,087
South African rand	Buy	Deutsche Bank	5/12/2014	5,400,000	496,282	509,775	13,493
South African rand	Buy	Goldman Sachs	4/10/2014	25,050,000	2,309,424	2,376,450	67,026
South African rand	Buy	Goldman Sachs	4/10/2014	2,170,000	195,966	205,864	9,898
South African rand	Buy	Goldman Sachs	5/12/2014	12,200,000	1,089,188	1,151,714	62,526
South African rand	Buy	Goldman Sachs	5/12/2014	12,200,000	1,093,579	1,151,714	58,135
South African rand	Buy	Goldman Sachs	5/12/2014	1,970,000	175,938	185,974	10,036
South African rand	Buy	Goldman Sachs	5/12/2014	3,960,000	355,179	373,835	18,656
South African rand	Buy	Goldman Sachs	5/12/2014	11,800,000	1,080,138	1,113,953	33,815
South African rand	Buy	Goldman Sachs	6/10/2014	3,325,000	303,367	312,468	9,101
South African rand	Buy	Goldman Sachs	5/12/2014	9,600,000	874,073	906,267	32,194
South African rand	Buy	UBS AG	6/10/2014	159,850,000	14,813,662	15,021,948	208,286
South Korean won	Buy	Bank of America	5/12/2014	1,470,000,000	1,365,879	1,380,867	14,988
South Korean won	Buy	Barclays Bank plc	5/12/2014	1,310,000,000	1,227,293	1,230,569	3,276
South Korean won	Buy	Barclays Bank plc	5/12/2014	434,000,000	402,273	407,685	5,412
South Korean won	Buy	Barclays Bank plc	5/12/2014	390,000,000	361,892	366,353	4,461
South Korean won	Buy	Barclays Bank plc	5/12/2014	786,000,000	731,415	738,341	6,926
South Korean won	Buy	Credit Suisse	4/10/2014	250,000,000	230,519	234,890	4,371
South Korean won	Buy	J.P. Morgan	4/10/2014	415,000,000	381,367	389,917	8,550
South Korean won	Buy	J.P. Morgan	5/12/2014	10,095,000,000	9,306,292	9,482,894	176,602
South Korean won	Buy	J.P. Morgan	5/12/2014	637,000,000	590,033	598,376	8,343
South Korean won	Buy	J.P. Morgan	5/12/2014	1,710,000,000	1,585,036	1,606,315	21,279
South Korean won	Buy	J.P. Morgan	5/12/2014	330,000,000	308,850	309,991	1,141
South Korean won	Buy	J.P. Morgan	5/12/2014	513,000,000	478,157	481,894	3,737
South Korean won	Buy	J.P. Morgan	6/10/2014	430,000,000	401,505	403,322	1,817
South Korean won	Buy	J.P. Morgan	6/10/2014	270,000,000	251,123	253,248	2,125
South Korean won	Buy	J.P. Morgan	6/10/2014	330,000,000	307,830	309,526	1,696
South Korean won	Buy	Morgan Stanley	6/10/2014	7,445,000,000	6,929,127	6,983,092	53,965
South Korean won	Buy	UBS AG	4/10/2014	12,630,000,000	11,792,827	11,866,620	73,793
Thai baht	Buy	Bank of America	5/12/2014	66,810,000	2,020,871	2,055,849	34,978
Thai baht	Buy	Bank of America	5/12/2014	28,600,000	865,094	880,067	14,973
Thai baht	Buy	Bank of America	5/12/2014	49,700,000	1,502,873	1,529,348	26,475
Thai baht	Buy	Bank of America	5/12/2014	38,700,000	1,182,582	1,190,860	8,278
Thai baht	Buy	Bank of America	5/12/2014	7,750,000	236,750	238,480	1,730
Thai baht	Buy	Bank of America	5/12/2014	12,500,000	381,913	384,645	2,732
Thai baht	Buy	Bank of America	6/10/2014	10,000,000	305,951	307,322	1,371
Thai baht	Buy	Bank of America	5/12/2014	14,350,000	438,838	441,572	2,734

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2014

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Thai baht	Buy	Bank of America	5/12/2014	16,100,000	$495,156	$495,422	$266
Thai baht	Buy	J.P. Morgan	4/10/2014	121,550,000	3,641,402	3,745,593	104,191
Thai baht	Buy	J.P. Morgan	5/12/2014	11,750,000	358,998	361,566	2,568
Thai baht	Buy	J.P. Morgan	5/12/2014	44,600,000	1,363,914	1,372,413	8,499
Turkish lira	Buy	Bank of America	5/12/2014	600,000	267,029	276,997	9,968
Turkish lira	Buy	Bank of America	6/10/2014	575,000	252,526	263,268	10,742
Turkish lira	Buy	Bank of America	5/12/2014	2,100,000	922,030	969,489	47,459
Turkish lira	Buy	Goldman Sachs	5/12/2014	3,400,000	1,502,089	1,569,649	67,560
Turkish lira	Buy	Goldman Sachs	5/12/2014	1,097,000	487,605	506,443	18,838
Turkish lira	Buy	Goldman Sachs	6/10/2014	700,000	307,178	320,500	13,322
Turkish lira	Buy	J.P. Morgan	4/10/2014	18,320,000	7,744,650	8,538,568	793,918
Turkish lira	Buy	J.P. Morgan	5/12/2014	2,050,000	904,323	946,406	42,083
Turkish lira	Buy	J.P. Morgan	5/12/2014	3,235,000	1,443,753	1,493,475	49,722
Turkish lira	Buy	J.P. Morgan	5/12/2014	3,135,000	1,410,216	1,447,309	37,093
Turkish lira	Buy	J.P. Morgan	5/12/2014	960,000	425,280	443,195	17,915
Turkish lira	Buy	J.P. Morgan	5/12/2014	1,785,000	792,288	824,066	31,778
Taiwan dollar	Sell	Barclays Bank plc	4/10/2014	180,900,000	6,027,991	5,941,830	86,161
							$15,688,842

Unrealized Appreciation on Forward Foreign Currency Exchange Contracts

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Argentine peso	Buy	J.P. Morgan	4/10/2014	22,000,000	$2,834,139	$2,736,973	$(97,166)
Brazilian real	Buy	J.P. Morgan	6/10/2014	710,000	309,287	307,298	(1,989)
Colombian peso	Buy	Bank of America	6/10/2014	508,000,000	257,004	256,280	(724)
Hungarian forint	Buy	J.P. Morgan	4/10/2014	1,060,000,000	4,861,268	4,749,859	(111,409)
Hungarian forint	Buy	Morgan Stanley	4/10/2014	2,775,000,000	12,515,696	12,434,772	(80,924)
Hungarian forint	Buy	Morgan Stanley	4/10/2014	668,300,000	2,999,896	2,994,652	(5,244)
Indian rupee	Buy	J.P. Morgan	6/10/2014	25,000,000	412,916	411,306	(1,610)
Philippine peso	Buy	Bank of America	5/12/2014	12,000,000	268,541	268,010	(531)
Philippine peso	Buy	Barclays Bank plc	4/10/2014	118,000,000	2,635,399	2,632,734	(2,665)
Philippine peso	Buy	Barclays Bank plc	5/12/2014	9,900,000	222,252	221,108	(1,144)
Philippine peso	Buy	Barclays Bank plc	5/12/2014	62,800,000	1,408,988	1,402,584	(6,404)
Philippine peso	Buy	Barclays Bank plc	5/12/2014	10,565,000	236,878	235,960	(918)
Philippine peso	Buy	Barclays Bank plc	5/12/2014	17,000,000	380,475	379,680	(795)
Philippine peso	Buy	J.P. Morgan	6/10/2014	453,300,000	10,145,479	10,114,995	(30,484)
Russian ruble	Buy	Barclays Bank plc	5/12/2014	19,450,000	551,304	547,812	(3,492)
Russian ruble	Buy	Barclays Bank plc	5/12/2014	41,260,000	1,169,160	1,162,094	(7,066)
Russian ruble	Buy	Barclays Bank plc	5/12/2014	32,500,000	919,669	915,367	(4,302)
Russian ruble	Buy	Barclays Bank plc	6/10/2014	11,050,000	309,437	309,314	(123)
Taiwan dollar	Buy	Barclays Bank plc	4/10/2014	180,900,000	6,018,965	5,941,830	(77,135)
Thai baht	Buy	Bank of America	5/12/2014	10,100,000	311,056	310,793	(263)
Thai baht	Buy	J.P. Morgan	6/10/2014	661,400,000	20,375,847	20,326,253	(49,594)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2014

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Brazilian real	Sell	Morgan Stanley	4/10/2014	11,885,000	5,010,117	5,227,086	(216,969)
euro	Sell	Barclays Bank plc	5/12/2014	580,000	788,410	798,973	(10,563)
euro	Sell	J.P. Morgan	5/12/2014	400,000	544,403	551,016	(6,613)
euro	Sell	J.P. Morgan	5/12/2014	1,500,000	2,040,546	2,066,310	(25,764)
euro	Sell	UBS AG	5/12/2014	410,000	563,192	564,791	(1,599)
Peruvian Nuevo sol	Sell	J.P. Morgan	5/12/2014	13,425,000	4,744,655	4,749,858	(5,203)
Polish zloty	Sell	J.P. Morgan	4/10/2014	45,500,000	14,888,670	15,039,546	(150,876)
Romanian new leu	Sell	Barclays Bank plc	4/10/2014	2,070,000	625,413	638,905	(13,492)
Romanian new leu	Sell	Barclays Bank plc	5/12/2014	2,015,000	609,569	620,874	(11,305)
Romanian new leu	Sell	Barclays Bank plc	5/12/2014	965,000	292,490	297,342	(4,852)
Romanian new leu	Sell	Deutsche Bank	5/12/2014	1,300,000	390,216	400,564	(10,348)
Romanian new leu	Sell	Goldman Sachs	4/10/2014	26,455,000	7,886,153	8,165,327	(279,174)
Russian ruble	Sell	Barclays Bank plc	6/10/2014	226,000,000	6,141,304	6,326,232	(184,928)
Singapore dollar	Sell	Bank of America	5/12/2014	680,000	534,945	540,595	(5,650)
Singapore dollar	Sell	Barclays Bank plc	6/10/2014	250,000	197,953	198,752	(799)
Singapore dollar	Sell	Goldman Sachs	5/12/2014	775,000	612,196	616,119	(3,923)
Singapore dollar	Sell	Goldman Sachs	5/12/2014	1,250,000	989,192	993,741	(4,549)
Singapore dollar	Sell	Goldman Sachs	6/10/2014	15,745,000	12,461,387	12,517,371	(55,984)
Singapore dollar	Sell	Goldman Sachs	6/10/2014	320,000	251,825	254,402	(2,577)
Thai baht	Sell	Bank of America	4/10/2014	121,550,000	3,738,850	3,745,593	(6,743)
Thai baht	Sell	Bank of America	5/12/2014	203,360,000	6,241,866	6,257,709	(15,843)
Turkish lira	Sell	J.P. Morgan	4/10/2014	2,770,000	1,241,176	1,291,039	(49,863)
							$(1,551,599)

Unrealized Depreciation on Forward Foreign Currency Exchange Contracts

Open Futures Contracts at March 31, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2014	423	Short	$(92,874,938)	$139,866
U.S. 5-Year Treasury Note	June 2014	513	Short	(61,022,953)	544,737
U.S. 10-Year Treasury Note	June 2014	43	Short	(5,310,500)	25,286
Totals				$(159,208,391)	$709,889

Credit Default Swaps on Indexes - Sell Protection At March 31, 2014(1):

Referenced Index	Fund Receives	Termination Date	Original Notional Amount	Current Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation(4)
Markit CMBX.
NA.AAA.2(5)	.07%	3/15/2049	$500,000	$480,791	$495,938	$12,076	$8,014
Markit CMBX.
NA.AAA.3(5)	.08%	12/13/2049	1,000,000	990,444	988,125	35,046	23,171

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2014

Referenced Index	Fund Receives	Termination Date	Original Notional Amount	Current Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation(4)
Markit CMBX.
NA.AAA.2(6)	.07%	3/15/2049	$500,000	$480,791	$495,937	$13,882	$9,819
Markit CMBX.
NA.AAA.2(7)	.07%	3/15/2049	1,300,000	1,250,057	1,289,437	69,362	58,800
						$130,366	$99,804

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(k)).
(4)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $99,804. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(5)	Swap Counterparty: Credit Suisse.
(6)	Swap Counterparty: Morgan Stanley.
(7)	Swap Counterparty: UBS AG.

Open Interest Rate Swap Contracts at March 31, 2014:

Periodic Payments to be Made By The Fund	Periodic Payments to be Received By The Fund	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
0.535%	3-Month LIBOR Index	8/23/2015	$23,000,000	$22,939,910	$(60,090)
0.539%	3-Month LIBOR Index	1/10/2016	13,000,000	12,983,564	(16,436)
					$(76,526)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2014

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$74,611,492	$—	$74,611,492
Corporate Bonds	—	231,777,488	—	231,777,488
Floating Rate Loans	—	20,217,212	—	20,217,212
Foreign Government Obligations	—	17,053,210	—	17,053,210
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	9,256,931	—	9,256,931
Government Sponsored Enterprises Pass-Throughs	—	43,106,663	—	43,106,663
Non-Agency Commercial Mortgage-Backed Securities	—	88,277,042	—	88,277,042
Commercial Paper	—	21,995,061	—	21,995,061
Convertible Bond	—	645,411	—	645,411
Total	$—	$506,940,510	$—	$506,940,510
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$15,688,842	$—	$15,688,842
Liabilities	—	(1,551,599)	—	(1,551,599)
Futures Contracts
Assets	709,889	—	—	709,889
Liabilities	—	—	—	—
Credit Default Swaps
Assets	—	99,804	—	99,804
Liabilities	—	—	—	—
Interest Rate Swaps
Assets	—	—	—	—
Liabilities	—	(76,526)	—	(76,526)
Total	$709,889	$14,160,521	$—	$14,870,410

(1)	Refer to note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended March 31, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 86.96%

FOREIGN CORPORATE BONDS(a) 14.68%

Brazil 1.71%

Banks: Diversified

Banco do Brasil SA	9.75%	7/18/2017	BRL	155	$64,725
Itau Unibanco Holding SA†	10.50%	11/23/2015	BRL	160	69,458
Total					134,183

Luxembourg 2.87%

Banks: Diversified

Russian Agricultural Bank OJSC Via RSHB Capital SA†	8.625%	2/17/2017	RUB	3,300	89,070
Sberbank of Russia Via SB Capital SA	7.00%	1/31/2016	RUB	5,000	136,166
Total					225,236

Mexico 5.48%

Media 1.31%

Grupo Televisa SAB	8.49%	5/11/2037	MXN	1,400	102,536

Oil: Integrated International 2.81%

Petroleos Mexicanos†	7.65%	11/24/2021	MXN	2,750	220,799

Telecommunications 1.36%

America Movil SAB de CV	9.00%	1/15/2016	MXN	1,300	106,461
Total					429,796

South Africa 3.05%

Electric: Power 1.90%

Eskom Holdings SOC Ltd.	Zero Coupon	12/31/2018	ZAR	800	49,683
Eskom Holdings SOC Ltd.	9.25%	4/20/2018	ZAR	1,000	99,488
Total					149,171

Transportation: Miscellaneous 1.15%

Transnet SOC Ltd.	8.90%	11/14/2027	ZAR	1,000	90,595
Total					239,766

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN CORPORATE BONDS (continued)

Turkey 1.57%

Banks: Diversified

Akbank TAS†	7.50%	2/5/2018	TRY	305	$123,115

Total Foreign Corporate Bonds (cost $1,231,574)					1,152,096

FOREIGN GOVERNMENT OBLIGATIONS(a) 72.28%

Brazil 10.42%

Brazil Letras do Tesouro Nacional	Zero Coupon	1/1/2016	BRL	905	326,182
Brazil Notas do Tesouro Nacional Series F	10.00%	1/1/2017	BRL	750	313,397
Brazil Notas do Tesouro Nacional Series F	10.00%	1/1/2021	BRL	230	89,962
Brazil Notas do Tesouro Nacional Series F	10.00%	1/1/2023	BRL	230	87,953
Total					817,494

Chile 1.30%

Bonos del Banco Central de Chile en Pesos	6.00%	1/1/2015	CLP	55,000	101,907

Colombia 5.58%

Colombian TES Series B	7.00%	5/4/2022	COP	135,000	71,415
Colombian TES Series B	11.00%	7/24/2020	COP	295,000	187,190
Republic of Colombia	12.00%	10/22/2015	COP	316,000	178,797
Total					437,402

Hungary 2.61%

Hungary Government Bond	6.00%	11/24/2023	HUF	11,000	51,556
Hungary Government Bond	7.50%	11/12/2020	HUF	11,200	57,083
Hungary Government Bond	7.75%	8/24/2015	HUF	20,220	96,122
Total					204,761

Indonesia 5.46%

Indonesia Treasury Bond	7.00%	5/15/2022	IDR	1,552,000	129,004
Indonesia Treasury Bond	9.50%	7/15/2031	IDR	1,679,000	160,732
Indonesia Treasury Bond	10.00%	2/15/2028	IDR	1,410,000	138,809
Total					428,545

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Malaysia 7.13%

Malaysia Government Bond	3.48%	3/15/2023	MYR	370	$108,033
Malaysia Government Bond	3.835%	8/12/2015	MYR	505	156,110
Malaysia Government Bond	4.012%	9/15/2017	MYR	312	96,916
Malaysia Government Bond	4.16%	7/15/2021	MYR	310	95,828
Malaysia Government Bond	4.378%	11/29/2019	MYR	325	102,200
Total					559,087

Mexico 4.33%

Mexican Bonos	7.75%	5/29/2031	MXN	600	50,235
Mexican Bonos	7.75%	11/13/2042	MXN	200	16,431
Mexican Bonos	8.00%	12/7/2023	MXN	1,200	104,205
Mexican Bonos	8.50%	5/31/2029	MXN	420	37,671
Mexican Bonos	8.50%	11/18/2038	MXN	1,470	131,215
Total					339,757

Peru 1.19%

Peru Government Bond	6.85%	2/12/2042	PEN	132	45,657
Peru Government Bond	8.20%	8/12/2026	PEN	115	47,278
Total					92,935

Philippines 1.47%

Republic of Philippines	4.95%	1/15/2021	PHP	5,000	115,676

Poland 11.60%

Poland Government Bond	3.75%	4/25/2018	PLN	810	270,544
Poland Government Bond	5.00%	4/25/2016	PLN	380	130,753
Poland Government Bond	5.25%	10/25/2020	PLN	155	55,217
Poland Government Bond	5.50%	4/25/2015	PLN	875	297,695
Poland Government Bond	5.75%	9/23/2022	PLN	423	155,575
Total					909,784

Romania 0.82%

Romania Government Bond	5.85%	4/26/2023	RON	200	64,453

Russia 4.65%

Russian Federal Bond - OFZ	7.60%	4/14/2021	RUB	6,785	183,713
Russian Federal Bond - OFZ	8.15%	2/3/2027	RUB	6,640	180,923
Total					364,636

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
South Africa 5.02%

Republic of South Africa	6.25%	3/31/2036	ZAR	865	$61,362
Republic of South Africa	7.00%	2/28/2031	ZAR	920	73,968
Republic of South Africa	7.25%	1/15/2020	ZAR	1,490	136,454
Republic of South Africa	10.50%	12/21/2026	ZAR	1,110	122,384
Total					394,168

Thailand 6.48%

Bank of Thailand	3.05%	7/23/2016	THB	5,900	184,271
Thailand Government Bond	3.58%	12/17/2027	THB	1,720	51,023
Thailand Government Bond	3.625%	6/16/2023	THB	2,890	88,953
Thailand Government Bond	3.65%	12/17/2021	THB	2,025	62,895
Thailand Government Bond	3.875%	6/13/2019	THB	3,810	121,509
Total					508,651

Turkey 4.22%

Turkey Government Bond	7.10%	3/8/2023	TRY	265	102,485
Turkey Government Bond	9.00%	1/27/2016	TRY	370	169,419
Turkey Government Bond	10.50%	1/15/2020	TRY	124	59,198
Total					331,102
Total Foreign Government Obligations (cost $5,791,174)					5,670,358
Total Long-Term Investments (cost $7,022,748)					6,822,454

SHORT-TERM INVESTMENTS 9.04%

FOREIGN CORPORATE BOND(a) 1.74%

Malaysia

Banks: Diversified

Bank Negara Malaysia Monetary Notes (cost $136,133)	Zero Coupon	7/24/2014	MYR	450	136,542

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(a) 3.73%

Brazil 0.96%

Brazil Letras do Tesouro Nacional	Zero Coupon	10/1/2014	BRL	180	$75,233

Nigeria 2.77%

Nigeria Treasury Bill	Zero Coupon	5/22/2014	NGN	36,550	217,761

Total Foreign Government Obligations (cost $293,185)					292,994

REPURCHASE AGREEMENT 3.57%

Repurchase Agreement dated 3/31/2014, Zero Coupon due 4/1/2014 with Fixed Income Clearing Corp. collateralized by $295,000 of U.S. Treasury Note at 0.625% due 11/30/2017; value: $288,584; proceeds: $279,704 (cost $279,704)				$280	279,704

Total Short-Term Investments (cost $709,022)					709,240
Total Investments in Securities 96.00% (cost $7,731,770)					7,531,694
Foreign Cash and Other Assets in Excess of Liabilities(b) 4.00%					313,598
Net Assets 100.00%					$7,845,292

BRL	Brazilian real.
CLP	Chilean peso.
COP	Colombian peso.
HUF	Hungarian forint.
IDR	Indonesian rupiah.
MXN	Mexican peso.
MYR	Malaysian ringgit.
NGN	Nigerian naira.
PEN	Peruvian nuevo sol.
PHP	Philippine peso.
PLN	Polish zloty.
RON	Romanian new leu.
RUB	Russian ruble.
THB	Thai baht.
TRY	Turkish lira.
ZAR	South African rand.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND March 31, 2014

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at March 31, 2014:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Brazilian real	Buy	Credit Suisse	4/7/2014	109,000	$44,926	$47,976	$3,050
Brazilian real	Buy	Morgan Stanley	4/7/2014	155,000	64,705	68,223	3,518
Hungarian forint	Buy	Bank of America	5/13/2014	25,100,000	109,938	112,265	2,327
Hungarian forint	Buy	Goldman Sachs	5/13/2014	57,600,000	253,117	257,629	4,512
Indonesian rupiah	Buy	Deutsche Bank	4/7/2014	910,000,000	73,375	80,212	6,837
Malaysian ringgit	Buy	Credit Suisse	4/8/2014	335,000	100,446	102,625	2,179
Malaysian ringgit	Buy	Morgan Stanley	4/8/2014	175,000	53,046	53,610	564
Mexican peso	Buy	Morgan Stanley	5/12/2014	75,000	5,611	5,727	116
Peruvian nuevo sol	Buy	Credit Suisse	5/13/2014	458,000	160,589	162,024	1,435
Peruvian nuevo sol	Buy	Goldman Sachs	5/13/2014	80,000	28,001	28,301	300
Polish zloty	Buy	Goldman Sachs	4/8/2014	429,000	138,953	141,820	2,867
Russian ruble	Buy	Bank of America	4/22/2014	2,270,000	62,200	64,288	2,088
Russian ruble	Buy	Bank of America	6/6/2014	6,160,000	167,164	172,587	5,423
Russian ruble	Buy	Bank of America	6/6/2014	1,110,000	31,092	31,099	7
Russian ruble	Buy	Morgan Stanley	4/30/2014	1,923,000	53,063	54,312	1,249
Russian ruble	Buy	Morgan Stanley	4/22/2014	2,990,000	81,864	84,679	2,815
Russian ruble	Buy	Morgan Stanley	4/30/2014	322,000	8,801	9,094	293
Russian ruble	Buy	Morgan Stanley	6/6/2014	2,870,000	79,102	80,410	1,308
South African rand	Buy	Goldman Sachs	5/13/2014	750,000	67,381	70,791	3,410
South African rand	Buy	Goldman Sachs	5/13/2014	150,000	13,451	14,158	707
Turkish lira	Buy	Bank of America	4/28/2014	408,000	181,365	189,127	7,762
Turkish lira	Buy	Bank of America	4/28/2014	13,000	5,874	6,026	152
Turkish lira	Buy	Deutsche Bank	4/28/2014	343,000	144,196	158,997	14,801
Philippine peso	Sell	Morgan Stanley	6/13/2014	3,630,000	81,163	80,994	169
Russian ruble	Sell	Goldman Sachs	4/22/2014	5,260,000	152,596	148,967	3,629

Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$71,518

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Philippine peso	Buy	Morgan Stanley	6/13/2014	6,905,000	$154,717	$154,067	$(650)
Thai baht	Buy	Morgan Stanley	6/13/2014	4,265,000	131,524	131,056	(468)
Brazilian real	Sell	Credit Suisse	5/13/2014	375,000	152,011	163,513	(11,502)
Brazilian real	Sell	Credit Suisse	4/7/2014	155,000	63,397	68,223	(4,826)
Brazilian real	Sell	Morgan Stanley	4/7/2014	109,000	45,004	47,976	(2,972)
Colombian peso	Sell	Goldman Sachs	6/4/2014	227,000,000	110,426	114,582	(4,156)
Mexican peso	Sell	Morgan Stanley	5/12/2014	1,400,000	104,485	106,904	(2,419)
Peruvian nuevo sol	Sell	Goldman Sachs	5/13/2014	229,000	80,947	81,012	(65)
Polish zloty	Sell	Goldman Sachs	6/9/2014	730,000	237,852	240,380	(2,528)
Polish zloty	Sell	Morgan Stanley	4/8/2014	487,000	158,114	160,993	(2,879)
Romanian new leu	Sell	Goldman Sachs	4/23/2014	358,000	106,665	110,426	(3,761)
Russian ruble	Sell	Bank of America	6/6/2014	3,165,000	86,122	88,675	(2,553)
Russian ruble	Sell	Morgan Stanley	4/30/2014	1,430,000	39,924	40,388	(464)
Russian ruble	Sell	Morgan Stanley	4/30/2014	815,000	22,723	23,018	(295)
South African rand	Sell	Bank of America	5/13/2014	295,000	27,205	27,845	(640)
Thai baht	Sell	Bank of America	6/13/2014	4,265,000	130,628	131,056	(428)
Turkish lira	Sell	Goldman Sachs	4/28/2014	183,000	81,575	84,829	(3,254)

Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(43,860)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND March 31, 2014

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$—	$1,288,638	$—	$1,288,638
Foreign Government Obligations	—	5,963,352	—	5,963,352
Repurchase Agreement	—	279,704	—	279,704
Total	$—	$7,531,694	$—	$7,531,694
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$71,518	$—	$71,518
Liabilities	—	(43,860)	—	(43,860)
Total	$—	$27,658	$—	$27,658

(1)	Refer to note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended March 31, 2014.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - MULTI-ASSET GLOBAL OPPORTUNITY FUND (formerly, GLOBAL ALLOCATION FUND) March 31, 2014

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.87%

Lord Abbett Affiliated Fund, Inc.-Class I (b)	169,987	2,699
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I (c)	55,084	1,203
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I (c)	1,232,655	26,675
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I (d)	7,745,717	48,488
Lord Abbett Investment Trust-High Yield Fund-Class I (e)	3,163,110	25,147
Lord Abbett Securities Trust-International Dividend Income Fund-Class I (f)	10,628,340	97,462
Lord Abbett Mid Cap Stock Fund, Inc.-Class I (g)	1,460,103	34,853
Lord Abbett Investment Trust-Short Duration Income Fund-Class I (h)	1,408,847	6,410
Total Investments in Underlying Funds (cost $218,231,034)		242,937

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.07%

REPURCHASE AGREEMENT

Repurchase Agreement dated 3/31/2014, Zero Coupon due 4/1/2014 with Fixed Income Clearing Corp. collateralized by $170,000 of U.S. Treasury Note at 0.75% due 10/31/2017; value: $167,557; proceeds: $162,100 (cost $162,100)	$162	162
Total Investments in Securities 99.94% (cost $218,393,134)		243,099
Cash and Other Assets in Excess of Liabilities(i) 0.06%		153
Net Assets 100.00%		$243,252

(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is to seek high total return.
(e)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(f)	Fund investment objective is to seek a high level of total return.
(g)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(h)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(i)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - MULTI-ASSET GLOBAL OPPORTUNITY FUND (formerly, GLOBAL ALLOCATION FUND) March 31, 2014

Open Futures Contracts at March 31, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	June 2014	18	Short	$(2,223,000)	$24,719

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - MULTI-ASSET GLOBAL OPPORTUNITY FUND (formerly, GLOBAL ALLOCATION FUND) March 31, 2014

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$242,937	$—	$—	$242,937
Repurchase Agreement	—	162	—	162
Total	$242,937	$162	$—	$243,099
Other Financial Instruments
Futures Contracts
Assets	$25	$—	$—	$25
Liabilities	—	—	—	—
Total	$25	$—	$—	$25

(1)	Refer to note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment strategy of the Underlying Funds.
(3)	There were no level transfers during the period ended March 31, 2014.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company consists of the following four funds (each, a “Fund” and collectively, the “Funds”): Lord Abbett Emerging Markets Corporate Debt Fund (“Emerging Markets Corporate Debt Fund”), Lord Abbett Emerging Markets Currency Fund (“Emerging Markets Currency Fund”), Lord Abbett Emerging Markets Local Bond Fund (“Emerging Markets Local Bond Fund”) and Lord Abbett Multi-Asset Global Opportunity Fund (“Multi-Asset Global Opportunity Fund”). Emerging Markets Corporate Debt Fund and Multi-Asset Global Opportunity Fund are each diversified as defined in the Act and Emerging Markets Currency Fund and Emerging Markets Local Bond Fund are each non-diversified as defined in the Act.

Emerging Markets Currency Fund’s investment objective is to seek high total return. Emerging Markets Corporate Debt Fund, Emerging Markets Local Bond Fund and Multi-Asset Global Opportunity Fund’s investment objective is total return. Multi-Asset Global Opportunity Fund invests principally in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealer to the extent available. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

Notes to Schedule of Investments (unaudited)(continued)

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates. As of March 31, 2014, Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund had open forward foreign currency exchange contracts.

(e)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of March 31, 2014, Emerging Markets Currency Fund and Multi-Asset Global Opportunity Fund had open futures contracts.

(f)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)	Mortgage Dollar Rolls-Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may enter into mortgage dollar rolls in which a fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(h)	Commercial Paper-Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(i)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(j)	Interest Rate Swaps-Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may invest in interest rate swaps in order to enhance returns or hedge against interest rate risk. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The interest rate swap agreement will normally be entered into on a zero coupon basis,

Notes to Schedule of Investments (unaudited)(continued)

meaning that the floating rate will be based on the cumulative of the variable rate, and the fixed rate will compound until the swap’s maturity date, at which point the payments would be netted.

(k)	Credit Default Swaps-Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract. As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, Emerging Markets Currency Fund entered into credit default swaps based on CMBX indices, which are comprised of commercial mortgage-backed securities.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

(l)	Floating Rate Loans-Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other

Notes to Schedule of Investments (unaudited)(continued)

persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of March 31, 2014, each Fund had no unfunded loan commitments.

(m)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of March 31, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

As of March 31, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets Corporate Debt Fund	Emerging Markets Currency Fund
Tax cost	$10,733,755	$511,005,135
Gross unrealized gain	205,702	1,554,461
Gross unrealized loss	(22,544)	(5,619,086)
Net unrealized security gain (loss)	$183,158	$(4,064,625)

	Emerging Markets Local Bond Fund	Multi-Asset Global Opportunity Fund
Tax cost	$7,754,996	$222,062,190
Gross unrealized gain	106,684	22,501,266
Gross unrealized loss	(329,986)	(1,464,021)
Net unrealized security gain (loss)	$(223,302)	$21,037,245

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received, wash sales and amortization of premium.

Notes to Schedule of Investments (unaudited)(continued)

4. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund entered into forward foreign currency exchange contracts for the period ended March 31, 2014 (as described in note 2(d)). A forward foreign currency exchange contract reduces the Funds’ exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Funds’ returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on foreign currency exchange contracts and deposits as collateral.

Emerging Markets Currency Fund and Multi-Asset Global Opportunity Fund entered into U.S. Treasury futures contracts for the period ended March 31, 2014 (as described in note 2(e)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Emerging Markets Currency Fund entered into credit default swaps for the period ended March 31, 2014 (as described in note 2(k)) for investment purposes to hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

Emerging Markets Currency Fund entered into interest rate swaps for the period ended March 31, 2014 (as described in note 2(j)) to hedge against interest rate risk. The Fund’s use of interest rate swaps involves the risk that Lord Abbett will not accurately predict expectations of interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the life of the contract, to the extent that amount is positive.

As of March 31, 2014, Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Funds use derivative instruments:

	Emerging Markets Corporate Debt Fund		Emerging Markets Currency Fund
Asset Derivatives	Forward Foreign Currency Exchange Contracts	Fair Value	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Credit Contracts	Fair Value
Credit Default Swaps	$—	$—	$—	$—	$99,804	$99,804
Forward Foreign Currency Exchange Contracts	—	—	—	15,688,842	—	15,688,842
Futures Contracts	—	—	709,889	—	—	709,889
Total	$—	$—	$709,889	$15,688,842	$99,804	$16,498,535

Liability Derivatives
Forward Foreign Currency Exchange Contracts	$683	$683	$—	$1,551,599	$—	$1,551,599
Interest Rate Swaps	—	—	76,526	—	—	76,526
Total	$683	$683	$76,526	$1,551,599	$—	$1,628,125

Notes to Schedule of Investments (unaudited)(concluded)

	Emerging Markets Local Bond Fund		Multi-Asset Global Opportunity Fund
Asset Derivatives	Forward Foreign Currency Exchange Contracts	Fair Value	Interest Rate Contracts	Fair Value
Forward Foreign Currency Exchange Contracts	$71,518	$71,58	$—	$—
Futures Contracts	—	—	24,719	24,719
Total	$71,518	$71,518	$24,719	$24,719
Liability Derivatives
Forward Foreign Currency Exchange Contracts	$43,860	$43,860	$—	$—
Total	$43,860	$43,860	$—	$—

5. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Multi-Asset Global Opportunity Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) for the period ended March 31, 2014:

Multi-Asset Global Opportunity Fund

Affiliated Issuer	Balance of Shares Held at 12/31/2013	Gross Additions	Gross Sales	Balance of Shares Held at 3/31/2014	Fair Value at 3/31/2014	Net Realized Gain (Loss) 1/1/2014 to 3/31/2014	Dividend Income 1/1/2014 to 3/31/2014
Lord Abbett Affiliated Fund, Inc. - Class I	270,769	102,891	(203,673)	169,987	$2,699,389	$106,103	$15,604
Lord Abbett Equity Trust - Calibrated Large Cap Value Fund - Class I	55,084	—	—	55,084	1,203,575	—	—
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund, Inc. - Class I	1,232,655	—	—	1,232,655	26,674,655	—	—
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I	6,035,185	1,726,347	(15,815)	7,745,717	48,488,191	(9,994)	262,150
Lord Abbett Investment Trust - High Yield Fund - Class I	2,923,676	243,818	(4,384)	3,163,110	25,146,727	1,399	347,031
Lord Abbett Municipal Income Fund - High Yield Municipal Bond Fund - Class I	452,119	42,701	(494,820)	—	—	104,438	56,944
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	9,884,120	767,183	(22,963)	10,628,340	97,461,874	47,792	1,124,168
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	1,430,354	36,477	(6,728)	1,460,103	34,852,670	60,568	—
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	1,887,580	1,083,001	(1,561,734)	1,408,847	6,410,253	(12,660)	71,601
Total					$242,937,334	$297,646	$1,877,498

Investments in Underlying Funds (unaudited)

Multi-Asset Global Opportunity Fund invests in Underlying Funds managed by Lord Abbett. As of March 31, 2014, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. - Class I	1.11%
Lord Abbett Equity Trust - Calibrated Large Cap Value Fund - Class I	0.49%
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund - Class I	10.98%
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I	19.96%
Lord Abbett Investment Trust - High Yield Fund - Class I	10.35%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	40.12%
Lord Abbett Mid Cap Stock Fund, Inc. - Class I	14.35%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	2.64%

The Ten Largest Holdings and the Holdings by Sector, as of March 31, 2014, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	3.77%
Exxon Mobil Corp.	3.52%
Pfizer, Inc.	2.98%
Wells Fargo & Co.	2.98%
Chevron Corp.	2.84%
Citigroup, Inc.	2.23%
AT&T, Inc.	2.22%
General Electric Co.	2.18%
Johnson & Johnson	2.04%
Goldman Sachs Group, Inc. (The)	1.94%

Holdings by Sector*	% of Investments
Consumer Discretionary	8.77%
Consumer Staples	8.50%
Energy	16.54%
Financials	25.84%
Health Care	13.57%
Industrials	8.01%
Information Technology	6.46%
Materials	4.27%
Telecommunication Services	3.56%
Utilities	2.92%
Repurchase Agreement	1.56%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust – Calibrated Large Cap Value Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	4.42%
Pfizer, Inc.	4.16%
Exxon Mobil Corp.	3.24%
Citigroup, Inc.	2.90%
Apple, Inc.	2.87%
Chevron Corp.	2.43%
Occidental Petroleum Corp.	2.36%
Chevron Corp.	2.43%
Occidental Petroleum Corp.	2.36%
SunTrust Banks, Inc.	2.21%
Express Scripts Holding Co.	2.05%
Bristol-Myers Squibb Co.	2.02%

Holdings by Sector*	% of Investments
Consumer Discretionary	6.92%
Consumer Staples	6.09%
Energy	14.30%
Financials	29.49%
Health Care	13.42%
Industrials	9.96%
Information Technology	8.80%
Materials	2.99%
Telecommunication Services	1.96%
Utilities	5.56%
Repurchase Agreement	0.51%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund

Ten Largest Holdings	% of Investments
Cardinal Health, Inc.	2.53%
CF Industries Holdings, Inc.	2.36%
AES Corp. (The)	2.16%
Great Plains Energy, Inc.	2.08%
Rock-Tenn Co. Class A	2.02%
SunTrust Banks, Inc.	1.99%
CIT Group, Inc.	1.77%
Bunge Ltd.	1.68%
Kohl’s Corp.	1.68%
Jabil Circuit, Inc.	1.64%

Holdings by Sector*	% of Investments
Consumer Discretionary	9.02%
Consumer Staples	3.32%
Energy	6.85%
Financials	32.44%
Health Care	8.42%
Industrials	12.10%
Information Technology	10.48%
Materials	5.40%
Utilities	11.44%
Repurchase Agreement	0.53%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

Ten Largest Holdings	% of Investments
Turkey Government Bond, Zero Coupon, 4/9/2014	3.31%
Western Union Co. (The), 1.2336%, 8/21/2015	0.99%
Santander Holdings USA, Inc., 4.625%, 4/19/2016	0.90%
QVC, Inc., 7.375%, 10/15/2020	0.85%
Plains Exploration & Production Co., 7.625%, 4/1/2020	0.82%
Federal National Mortgage Assoc., 4.50%, 11/1/2018	0.80%
Citigroup, Inc., 0.5051%, 6/9/2016	0.79%
NBCUniversal Enterprise, Inc., 0.9239%, 4/15/2018	0.77%
Air Lease Corp., 5.625%, 4/1/2017	0.76%
UDR, Inc., 5.50%, 4/1/2014	2.74%

Holdings by Sector*	% of Investments
Asset-Backed	15.36%
Automotive	0.87%
Banking	9.07%
Basic Industry	3.40%
Capital Goods	2.56%
Consumer Cyclical	1.90%
Consumer Non-Cyclical	1.16%
Energy	11.26%
Financial Services	2.74%
Foreign Government	3.36%
Health Care	4.03%
Insurance	0.27%
Media	2.31%
Mortgage-Backed	26.49%
Real Estate	3.44%
Services	4.50%
Technology & Electronics	1.11%
Telecommunications	1.92%
Utility	4.25%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Sprint Corp., 7.875%, 9/15/2023	1.80%
First Data Corp., 12.625%, 1/15/2021	0.93%
Seven Generations Energy Ltd., 8.25%, 5/15/2020	0.69%
Alliance Data Systems Corp., 6.375%, 4/1/2020	0.68%
Intelsat Luxembourg SA, 7.75%, 6/1/2021	0.66%
DISH DBS Corp. 5.875%, 7/15/2022	0.66%
Sabine Pass Liquefaction LLC, 6.25%, 3/15/2022	0.65%
Kinross Gold Corp., 9.95%, 3/15/2024	0.58%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/2022	0.51%
AMC Networks, Inc., 4.75%, 12/15/2022	0.51%

Holdings by Sector*	% of Investments
Asset Backed	0.17%
Automotive	1.79%
Banking	2.88%
Basic Industry	11.06%
Capital Goods	5.35%
Commercial Mortgage Backed	0.02%
Consumer Cyclical	5.72%
Consumer Non-Cyclical	3.89%
Energy	11.77%
Financial Services	3.04%
Foreign Government	0.25%
Healthcare	8.77%
Insurance	1.07%
Media	9.27%
Real Estate	0.33%
Services	13.73%
Tax Revenue	0.33%
Technology & Electronics	7.52%
Telecommunications	8.14%
Utility	3.76%
Repurchase Agreement	1.14%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
National Australia Bank Ltd.	2.16%
EDP - Energias de Portugal SA	2.04%
Total SA ADR	1.95%
Eni SpA ADR	1.93%
TDC A/S	1.87%
Vivendi SA	1.82%
Roche Holding AG	1.81%
BNP Paribas SA	1.77%
Siemens AG Registered Shares	1.77%
Freenet AG	1.73%

Holdings by Sector*	% of Investments
Consumer Discretionary	9.50%
Consumer Staples	4.43%
Energy	9.09%
Financials	26.56%
Health Care	6.16%
Industrials	12.19%
Information Technology	3.49%
Materials	3.30%
Telecommunication Services	11.42%
Utilities	11.63%
Repurchase Agreement	2.23%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
Hartford Financial Services Group, Inc. (The)	2.26%
SunTrust Banks, Inc.	2.05%
Fidelity National Information Services, Inc.	1.63%
Jones Lang LaSalle, Inc.	1.61%
Actavis plc	1.58%
XL Group plc (Ireland)	1.56%
M&T Bank Corp.	1.55%
Pentair Ltd. Registered Shares (Switzerland)	1.54%
Cimarex Enrgy Co.	1.54%
Lincoln Natioal Corp.	1.50%

Holdings by Sector*	% of Investments
Consumer Discretionary	9.47%
Consumer Staples	2.79%
Energy	7.64%
Financials	30.93%
Health Care	11.32%
Industrials	13.71%
Information Technology	9.19%
Materials	6.14%
Utilities	7.25%
Repurchase Agreement	1.56%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Investment Trust – Short Duration Income Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 0.375%, 3/15/2015	2.91%
QVC, Inc., 7.50%, 10/1/2019	0.60%
Host Hotels & Resorts LP, 6.00%, 11/1/2020	0.59%
Fidelity National Information Services, Inc., 7.875%, 7/15/2020	0.53%
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 AM, 5.419%, 8/12/2048	0.50%
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM, 5.591%, 4/15/2047	0.50%
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/2018	0.47%
Citigroup Commercial Mortgage Trust 2007-C6 AM, 5.893%, 12/10/2049	0.47%
Citigroup, Inc., 5.00%, 9/15/2014	0.47%
Air Lease Corp., 5.625%, 4/1/2017	0.47%

Holdings by Sector*	% of Investments
Auto	0.55%
Basic Industry	0.56%
Capital Goods	0.01%
Consumer Cyclicals	3.82%
Consumer Discretionary	1.45%
Consumer Non-Cyclical	0.04%
Consumer Services	1.46%
Consumer Staples	1.10%
Energy	7.59%
Financial Services	53.19%
Foreign Government	0.59%
Health Care	3.59%
Integrated Oils	2.66%
Materials and Processing	3.96%
Media	0.15%
Municipal	0.05%
Producer Durables	0.95%
Technology	1.46%
Telecommunications	1.41%
Transportation	1.18%
U.S. Government	8.56%
Utilities	3.45%
Repurchase Agreements	2.22%
Total	100.00%

*	A sector may comprise several industries.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: May 22, 2014

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: May 22, 2014

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 22, 2014